AB Global Bond Fund

Portfolio of Investments

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 49.5%
Australia – 7.3%
Australia Government Bond Series 136 4.75%, 04/21/2027(a)	AUD	207,274	$152,655,514
Series 145 2.75%, 06/21/2035(a)		74,428	46,336,279
Series 148 2.75%, 11/21/2027(a)		261,451	175,605,705
Series 150 3.00%, 03/21/2047(a)		14,094	8,456,104
Series 158 1.25%, 05/21/2032		37,830	21,065,252
Series 163 1.00%, 11/21/2031(a)		39,079	21,460,599

			425,579,453

Austria – 2.2%
Republic of Austria Government Bond 0.00%, 02/20/2030(a)	EUR	5,136	4,729,313
0.50%, 02/20/2029(a)		4,212	4,116,985
0.90%, 02/20/2032(a)		121,364	115,735,989

			124,582,287

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		25,528	23,628,346

Canada – 0.6%
Canadian Government Bond 2.00%, 12/01/2051	CAD	40,465	24,574,285
2.25%, 12/01/2029		17,213	12,595,099

			37,169,384

China – 1.0%
China Government Bond Series INBK 3.81%, 09/14/2050	CNY	365,210	58,668,734

Germany – 5.5%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 02/15/2032-08/15/2050(a)	EUR	106,695	89,547,090
0.25%, 02/15/2029(a)		60,300	59,583,579
3.25%, 07/04/2042(a)		35,225	47,222,046
Series G 0.00%, 08/15/2031-08/15/2050(a)		138,368	120,682,940

			317,035,655

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.3%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	282,612,000	$18,116,762

Ireland – 0.2%
Ireland Government Bond 0.00%, 10/18/2031(a)	EUR	13,190	11,562,039

Italy – 2.8%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		103,585	94,907,542
0.45%, 02/15/2029(a)		42,935	38,561,927
0.95%, 09/15/2027(a)		19,175	18,591,545
1.50%, 04/30/2045(a)		14,316	10,317,920

			162,378,934

Japan – 7.5%
Japan Government Thirty Year Bond Series 65 0.40%, 12/20/2049	JPY	5,587,150	33,890,690
Series 68 0.60%, 09/20/2050		3,939,050	24,964,677
Series 74 1.00%, 03/20/2052		1,468,300	10,262,717
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		4,022,550	29,650,060
Series 169 0.30%, 06/20/2039		1,984,250	13,562,280
Series 171 0.30%, 12/20/2039		2,820,950	19,138,792
Series 177 0.40%, 06/20/2041		5,138,100	34,772,791
Series 180 0.80%, 03/20/2042		3,143,950	22,821,949
Japan Government Two Year Bond Series 428 0.005%, 09/01/2023		15,036,250	110,959,492
Series 430 0.005%, 11/01/2023		18,500,400	136,528,379

			436,551,827

Malaysia – 0.4%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	23,327,541

Thailand – 0.3%
Thailand Government Bond 2.00%, 12/17/2031	THB	663,490	17,541,255

United Kingdom – 1.8%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	22,651	19,104,226
1.25%, 07/31/2051(a)		14,189	12,548,636
1.50%, 07/31/2053(a)		5,241	4,944,217
1.75%, 09/07/2037(a)		61,155	66,560,293

			103,157,372

	Principal Amount (000)		U.S. $ Value

United States – 19.2%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	196,170	$136,877,258
1.75%, 08/15/2041		34,810	26,635,087
1.875%, 02/15/2051		99,191	75,059,770
2.00%, 08/15/2051		50,430	39,319,641
2.375%, 02/15/2042		8,003	6,825,058
3.00%, 11/15/2045		3,529	3,301,821
4.50%, 08/15/2039		3,839	4,533,019
U.S. Treasury Notes 0.25%, 05/31/2025(b)		189,085	174,637,734
0.50%, 11/30/2023-02/28/2026		99,620	94,674,797
0.875%, 01/31/2024		66,223	64,112,142
2.25%, 02/15/2027		193,195	186,553,922
2.50%, 04/30/2024(b)		134,897	133,822,033
2.625%, 12/31/2023(b)		57,340	57,071,219
2.75%, 04/30/2027(b)		112,603	111,265,839

			1,114,689,340

Total Governments - Treasuries (cost $3,262,103,749)			2,873,988,929

CORPORATES - INVESTMENT GRADE – 23.1%
Financial Institutions – 12.5%
Banking – 8.5%
AIB Group PLC 0.50%, 11/17/2027(a)	EUR	14,715	13,349,393
4.263%, 04/10/2025(a)	U.S.$	853	839,092
Ally Financial, Inc. 4.75%, 06/09/2027		123	118,124
ASB Finance Ltd. 0.25%, 09/08/2028(a)	EUR	559	481,463
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	9,412	9,280,065
Banco de Credito del Peru S.A 3.25%, 09/30/2031(a)		510	446,027
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	452,025
Banco Santander SA 3.306%, 06/27/2029		400	363,763
4.175%, 03/24/2028		21,800	20,837,304
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	530,007
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	217,165
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025(a)		320	322,460

	Principal Amount (000)		U.S. $ Value

Bank of America Corp. 0.523%, 06/14/2024	U.S.$	488	$469,786
0.583%, 08/24/2028(a)	EUR	9,840	9,049,756
1.898%, 07/23/2031	U.S.$	270	216,024
1.922%, 10/24/2031		673	536,388
3.384%, 04/02/2026		3,346	3,243,384
3.419%, 12/20/2028		9,403	8,758,469
3.559%, 04/23/2027		3,854	3,696,311
3.824%, 01/20/2028		450	431,476
3.846%, 03/08/2037		240	207,857
3.864%, 07/23/2024		559	556,522
3.97%, 03/05/2029		560	534,334
4.571%, 04/27/2033		124	120,681
Series B 8.05%, 06/15/2027		930	1,019,465
Series L 3.95%, 04/21/2025		285	281,677
Series N 2.651%, 03/11/2032		686	575,935
Bank of Montreal 1.85%, 05/01/2025		588	556,235
Bank of Nova Scotia (The) 0.125%, 09/04/2026(a)	EUR	531	496,050
0.25%, 11/01/2028(a)		111	96,264
Banque Federative du Credit Mutuel SA 0.625%, 11/19/2027(a)		100	90,899
1.625%, 11/15/2027(a)		200	184,731
2.375%, 03/24/2026(a)		500	500,182
Barclays PLC 5.088%, 06/20/2030	U.S.$	405	383,298
Bbva Bancomer Sa/texas 1.875%, 09/18/2025(a)		600	543,300
Belfius Bank SA 3.125%, 05/11/2026(a)	EUR	500	503,729
Berlin Hyp AG 1.25%, 01/22/2025		500	509,204
BNP Paribas SA 0.375%, 10/14/2027(a)		200	185,401
2.219%, 06/09/2026(a)	U.S.$	475	441,236
4.705%, 01/10/2025(a)		200	200,307
BPCE SA 2.875%, 04/22/2026(a)	EUR	500	510,948
4.50%, 03/15/2025(a)	U.S.$	8,251	8,127,503
4.625%, 07/11/2024(a)		470	468,134
5.15%, 07/21/2024(a)		260	260,731
5.25%, 04/16/2029(a)	GBP	100	121,021
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	10,300	9,743,841
1.50%, 12/03/2026(a)	GBP	2,200	2,413,675
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	325	287,432
3.80%, 01/31/2028	U.S.$	140	132,005
4.927%, 05/10/2028		8,594	8,518,209
CBQ Finance Ltd. 2.00%, 05/12/2026(a)		450	411,750

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 0.50%, 10/08/2027(a)	EUR	440	$413,351
1.462%, 06/09/2027	U.S.$	5,627	4,972,881
2.666%, 01/29/2031		9,782	8,307,263
4.412%, 03/31/2031		625	598,587
4.658%, 05/24/2028		8,498	8,435,942
5.95%, 01/30/2023(c)		1,384	1,357,512
Series P 5.95%, 05/15/2025(c)		2,793	2,607,104
Series W 4.00%, 12/10/2025(c)		232	200,680
Series Y 4.15%, 11/15/2026(c)		7,121	5,699,999
CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027(a)		290	289,782
Commerzbank AG 0.25%, 09/16/2024	EUR	500	493,308
Commonwealth Bank of Australia 2.688%, 03/11/2031(a)	U.S.$	365	297,172
3.784%, 03/14/2032(a)		7,204	6,360,143
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	5,600	4,793,532
4.375%, 06/29/2027(a) (c)		6,200	5,717,072
4.625%, 05/23/2029(a)	GBP	125	146,758
Credit Agricole SA 1.00%, 04/22/2026(a)	EUR	100	99,437
Credit Suisse AG/London 0.25%, 01/05/2026-09/01/2028(a)		986	880,830
Credit Suisse Group AG 0.625%, 01/18/2033(a)		346	234,228
2.125%, 11/15/2029(a)	GBP	260	261,805
4.194%, 04/01/2031(a)	U.S.$	15,707	13,920,421
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	14,640	12,886,948
3.244%, 12/20/2025(a)	U.S.$	3,465	3,315,432
4.298%, 04/01/2028(a)		6,347	6,018,583
DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)		240	226,200
Deutsche Bank AG 1.625%, 01/20/2027(a)	EUR	500	469,060
1.75%, 11/19/2030(a)		300	258,817
1.875%, 02/23/2028(a)		9,900	9,366,031
2.625%, 02/12/2026(a)		7,400	7,453,336
Deutsche Bank AG/New York NY 2.222%, 09/18/2024	U.S.$	150	144,950
3.961%, 11/26/2025		240	232,475
DNB Bank ASA 0.25%, 02/23/2029(a)	EUR	180	158,788
Doha Finance Ltd. 2.375%, 03/31/2026(a)	U.S.$	590	543,921

	Principal Amount (000)		U.S. $ Value

Erste Group Bank AG 0.875%, 05/13/2027(a)	EUR	300	$285,525
1.625%, 09/08/2031(a)		200	187,326
4.25%, 10/15/2027(a) (c)		200	165,783
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)	U.S.$	480	462,600
Goldman Sachs Group, Inc. (The) 1.867% (SOFR + 1.39%), 03/15/2024(d)		285	285,136
2.383%, 07/21/2032		10,491	8,491,327
2.64%, 02/24/2028		4,396	3,986,988
3.102%, 02/24/2033		265	226,618
3.375%, 03/27/2025(a)	EUR	4,000	4,255,323
3.615%, 03/15/2028	U.S.$	1,805	1,710,329
4.223%, 05/01/2029		230	220,771
4.25%, 01/29/2026(a)	GBP	335	408,848
4.387%, 06/15/2027	U.S.$	123	121,363
6.875%, 01/18/2038	GBP	75	103,064
HSBC Holdings PLC 1.645%, 04/18/2026	U.S.$	215	197,271
2.013%, 09/22/2028		682	582,243
2.999%, 03/10/2026		9,570	9,135,051
3.125%, 06/07/2028	EUR	484	485,986
3.973%, 05/22/2030	U.S.$	420	386,657
4.18%, 12/09/2025		619	610,926
4.25%, 03/14/2024		306	304,745
4.755%, 06/09/2028		819	797,021
4.762%, 03/29/2033		675	623,011
5.75%, 12/20/2027(a)	GBP	125	152,432
6.375%, 03/30/2025(c)	U.S.$	14,994	14,506,695
ING Groep NV 4.017%, 03/28/2028		580	551,789
4.625%, 01/06/2026(a)		591	590,180
5.75%, 11/16/2026(c)		200	183,530
6.50%, 04/16/2025(c)		226	213,035
Intesa Sanpaolo SpA 1.35%, 02/24/2031(a)	EUR	250	194,960
3.875%, 07/14/2027(a)	U.S.$	200	186,096
Series XR 4.00%, 09/23/2029(a)		200	178,473
JPMorgan Chase & Co. 0.991%, 04/28/2026(a)	GBP	260	290,805
1.09%, 03/11/2027(a)	EUR	17,974	17,608,578
1.578%, 04/22/2027	U.S.$	294	262,413
2.522%, 04/22/2031		206	175,608
2.947%, 02/24/2028		720	667,100
3.22%, 03/01/2025		270	265,267
3.509%, 01/23/2029		235	219,984
3.797%, 07/23/2024		369	367,933
3.96%, 01/29/2027		383	374,696
4.005%, 04/23/2029		149	142,859
4.023%, 12/05/2024		556	554,183
4.08%, 04/26/2026		124	122,861
4.323%, 04/26/2028		618	608,528
4.452%, 12/05/2029		604	587,975
4.565%, 06/14/2030		15,926	15,658,122

	Principal Amount (000)		U.S. $ Value

4.586%, 04/26/2033	U.S.$	124	$121,929
Series I 4.709% (LIBOR 3 Month + 3.47%), 10/30/2022(c) (d)		3,046	2,890,109
Series V 4.287% (LIBOR 3 Month + 3.32%), 10/01/2022(c) (d)		1,487	1,390,391
Kookmin Bank 2.50%, 11/04/2030(a)		810	683,405
Lloyds Bank PLC 7.625%, 04/22/2025(a)	GBP	185	242,116
Lloyds Banking Group PLC 1.50%, 09/12/2027(a)	EUR	508	489,646
3.75%, 03/18/2028	U.S.$	285	270,593
4.582%, 12/10/2025		285	278,905
5.125%, 12/27/2024(c)	GBP	200	223,913
7.50%, 06/27/2024(c)	U.S.$	15,460	15,145,702
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	482,663
0.625%, 02/03/2027(a)		100	92,638
3.763%, 11/28/2028(a)	U.S.$	188	176,588
Mitsubishi UFJ Financial Group, Inc. 3.741%, 03/07/2029		1,043	982,522
4.08%, 04/19/2028		200	194,887
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		287	287,569
Mizuho Financial Group, Inc. 0.184%, 04/13/2026(a)	EUR	528	493,498
0.47%, 09/06/2029(a)		135	116,176
0.693%, 10/07/2030(a)		111	89,962
1.241%, 07/10/2024	U.S.$	618	600,483
2.26%, 07/09/2032		200	159,473
4.353%, 10/20/2025(a)		325	321,163
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	13,541,272
0.497%, 02/07/2031		410	344,033
2.188%, 04/28/2026	U.S.$	632	592,761
2.239%, 07/21/2032		525	426,596
3.62%, 04/17/2025		620	612,557
4.21%, 04/20/2028		4,737	4,634,209
Series G 2.625%, 03/09/2027	GBP	245	282,832
3.772%, 01/24/2029	U.S.$	95	90,305
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)		570	557,104
National Australia Bank Ltd. 1.375%, 08/30/2028(a)	EUR	102	98,049
2.332%, 08/21/2030(a)	U.S.$	375	301,935
Nationwide Building Society 0.25%, 09/14/2028(a)	EUR	554	486,824
1.532% (SOFR + 1.29%), 02/16/2028(a) (d)	U.S.$	290	278,288
2.972%, 02/16/2028(a)		10,710	9,807,111
4.00%, 09/14/2026(a)		250	240,183

	Principal Amount (000)		U.S. $ Value

NatWest Group PLC 0.78%, 02/26/2030(a)	EUR	17,585	$14,957,786
3.622%, 08/14/2030(a)	GBP	105	119,938
4.519%, 06/25/2024	U.S.$	200	199,583
5.076%, 01/27/2030		591	579,520
5.516%, 09/30/2028		200	201,518
6.10%, 06/10/2023		330	334,188
NatWest Markets PLC 0.125%, 11/12/2025-06/18/2026(a)	EUR	639	601,042
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	269,700
NIBC Bank NV 0.25%, 09/09/2026(a)	EUR	500	449,621
Nordea Bank Abp 3.60%, 06/06/2025(a)	U.S.$	200	197,718
Nykredit Realkredit AS 0.25%, 01/13/2026(a)	EUR	528	500,040
OP Corporate Bank PLC 0.375%, 06/16/2028(a)		554	482,718
Oversea-Chinese Banking Corp. Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	487,854
Philippine National Bank 3.28%, 09/27/2024(a)		480	465,690
PNC Financial Services Group, Inc. (The) Series O 4.964% (LIBOR 3 Month + 3.68%), 08/01/2022(c) (d)		1,214	1,176,479
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	280,875
QNB Finance Ltd. 1.375%, 01/26/2026(a)		510	462,825
Raiffeisen Bank International AG 0.05%, 09/01/2027(a)	EUR	600	519,181
Santander Consumer Bank AS 0.125%, 09/11/2024(a)		200	199,812
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	4,946,822
4.26%, 06/09/2025		102	100,801
4.40%, 07/13/2027		275	264,750
Santander UK Group Holdings PLC 0.603%, 09/13/2029(a)	EUR	1,438	1,232,847
2.469%, 01/11/2028	U.S.$	9,899	8,775,127
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	730,312
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	521,539
5.875%, 08/13/2023(a) (c)		230	230,762

	Principal Amount (000)		U.S. $ Value

Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)	U.S.$	350	$350,284
Societe Generale SA 0.125%, 02/18/2028(a)	EUR	600	537,810
2.797%, 01/19/2028(a)	U.S.$	16,809	15,031,051
4.25%, 04/14/2025(a)		330	323,711
Standard Chartered PLC 0.80%, 11/17/2029(a)	EUR	195	168,053
2.608%, 01/12/2028(a)	U.S.$	12,199	10,898,406
2.749% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		12,300	9,980,025
2.819%, 01/30/2026(a)		480	455,543
3.125%, 11/19/2024(a)	EUR	479	497,988
3.785%, 05/21/2025(a)	U.S.$	200	196,177
State Street Corp. 2.623%, 02/07/2033		345	293,781
Sumitomo Mitsui Financial Group, Inc. 0.632%, 10/23/2029(a)	EUR	110	92,147
1.546%, 06/15/2026(a)		499	492,805
3.04%, 07/16/2029	U.S.$	585	521,540
Sumitomo Mitsui Trust Bank Ltd. 0.85%, 03/25/2024(a)		209	198,228
2.55%, 03/10/2025(a)		200	192,631
SVB Financial Group 4.345%, 04/29/2028		616	598,513
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (c)		200	170,367
Swedbank AB 0.20%, 01/12/2028(a)	EUR	556	486,707
Series G 0.25%, 11/02/2026(a)		265	250,873
Series NC5 5.625%, 09/17/2024(a) (c)	U.S.$	3,000	2,869,200
Toronto-Dominion Bank (The) 0.50%, 01/18/2027(a)	EUR	526	494,296
UBS AG/London 0.01%, 03/31/2026(a)		310	295,136
UBS Group AG 0.25%, 02/24/2028(a)		547	478,884
2.789% (SOFR + 1.58%), 05/12/2026(a) (d)	U.S.$	17,565	17,572,115
3.126%, 08/13/2030(a)		295	262,132
5.125%, 07/29/2026(a) (c)		200	179,500
UniCredit SpA 1.982%, 06/03/2027(a)		619	535,177
2.569%, 09/22/2026(a)		15,592	13,977,469
3.127%, 06/03/2032(a)		9,962	7,808,424
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	180,376
Series G 1.75%, 03/16/2031(a)		250	226,402

	Principal Amount (000)		U.S. $ Value

Virgin Money UK PLC Series G 5.125%, 12/11/2030(a)	GBP	135	$158,931
Visa, Inc. 1.50%, 06/15/2026	EUR	375	385,062
Wells Fargo & Co. 2.188%, 04/30/2026	U.S.$	636	596,223
2.393%, 06/02/2028		200	179,237
Western Union Co. (The) 2.75%, 03/15/2031		221	181,793
Westpac Banking Corp. Series G 4.322%, 11/23/2031		185	177,801
Woori Bank 5.125%, 08/06/2028(a)		210	214,764
Yorkshire Building Society 0.50%, 07/01/2028(a)	EUR	553	487,353

			494,795,753

Brokerage – 0.3%
Blackstone Private Credit Fund 3.25%, 03/15/2027(a)	U.S.$	139	117,978
Blue Owl Finance LLC 4.375%, 02/15/2032(a)		133	113,265
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		17,210	14,634,340
CI Financial Corp. 3.20%, 12/17/2030		157	122,223
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)		370	307,331

			15,295,137

Finance – 1.0%
Aareal Bank AG 0.75%, 04/18/2028(a)	EUR	500	430,550
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	U.S.$	7,604	6,103,289
Air Lease Corp. 2.10%, 09/01/2028		2,747	2,227,579
2.875%, 01/15/2026		1,977	1,815,104
3.25%, 03/01/2025		568	542,482
3.625%, 04/01/2027		827	764,922
4.625%, 10/01/2028		1,867	1,725,726
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	7,741,428
4.25%, 06/15/2026		4,586	4,224,313
5.25%, 08/11/2025(a)		6,102	5,909,629
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		4,090	3,526,681
3.50%, 11/01/2027(a)		1,342	1,174,513

	Principal Amount (000)		U.S. $ Value

4.125%, 08/01/2025(a)	U.S.$	23	$22,069
4.375%, 01/30/2024(a)		1,889	1,853,965
4.875%, 10/01/2025(a)		926	904,763
5.50%, 12/15/2024(a)		5,268	5,230,623
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026		139	119,259
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	610,041
CCBL Cayman 1 Corp. Ltd. 1.80%, 07/22/2026(a)		400	364,450
CDBL Funding 1 3.50%, 10/24/2027(a)		430	411,682
China Development Bank Financial Leasing Co., Ltd. 2.875%, 09/28/2030(a)		350	331,034
EQT AB 0.875%, 05/14/2031(a)	EUR	586	448,468
Huarong Finance 2017 Co., Ltd. 4.25%, 11/07/2027(a)	U.S.$	530	459,775
4.75%, 04/27/2027(a)		290	260,275
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		260	243,750
3.375%, 02/24/2030(a)		570	429,638
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	226,090
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	747,758
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)		139	99,241
Owl Rock Capital Corp. 2.875%, 06/11/2028		207	162,918
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	244,896
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024(a)		165	166,017
Power Finance Corp. Ltd. Series G 3.35%, 05/16/2031(a)		360	298,915
Prospect Capital Corp. 3.364%, 11/15/2026		666	565,232
Synchrony Financial 2.875%, 10/28/2031		9,262	7,025,961
3.95%, 12/01/2027		1,230	1,118,971
4.875%, 06/13/2025		257	254,038
5.15%, 03/19/2029		220	206,032
USAA Capital Corp. 3.375%, 05/01/2025(a)		150	148,866

			59,140,943

Insurance – 1.2%
ACE Capital Trust II 9.70%, 04/01/2030		150	191,708

	Principal Amount (000)		U.S. $ Value

Aegon NV 5.50%, 04/11/2048	U.S.$	653	$626,360
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	100	79,959
Allianz SE 3.099%, 07/06/2047(a)		200	202,470
Allstate Corp. (The) Series B 5.75%, 08/15/2053	U.S.$	619	549,662
American International Group, Inc. Series A-9 5.75%, 04/01/2048		626	561,921
Aon Corp. 8.205%, 01/01/2027		155	165,145
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)		597	563,974
5.75%, 08/15/2050(a)		365	353,170
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 3.50%, 10/01/2046(a)	EUR	155	159,185
Assicurazioni Generali SpA 3.875%, 01/29/2029(a)		305	295,767
5.00%, 06/08/2048(a)		1,801	1,854,329
Series E 5.50%, 10/27/2047(a)		7,099	7,488,943
Athene Global Funding 0.366%, 09/10/2026(a)		107	99,838
0.832%, 01/08/2027(a)		530	498,081
0.95%, 01/08/2024(a)	U.S.$	201	190,917
2.646%, 10/04/2031(a)		139	111,023
2.717%, 01/07/2029(a)		13	11,075
Athene Holding Ltd. 3.45%, 05/15/2052		139	95,677
3.50%, 01/15/2031		454	384,215
4.125%, 01/12/2028		467	435,391
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	132,541
AXA SA 5.125%, 01/17/2047(a)	U.S.$	704	686,252
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052		132	112,968
Berkshire Hathaway, Inc. 2.15%, 03/15/2028	EUR	280	285,566
Brighthouse Financial Global Funding 1.75%, 01/13/2025(a)	U.S.$	137	127,620
Brown & Brown, Inc. 4.20%, 03/17/2032		642	584,468
Centene Corp. 4.625%, 12/15/2029		140	130,548
Cloverie PLC for Zurich Insurance Co., Ltd. 5.625%, 06/24/2046(a)		899	894,957
CNP Assurances 1.25%, 01/27/2029(a)	EUR	500	442,159
2.50%, 06/30/2051(a)		200	174,101

	Principal Amount (000)		U.S. $ Value

Credit Agricole Assurances SA 4.75%, 09/27/2048(a)	EUR	8,900	$9,031,000
F&G Global Funding 2.30%, 04/11/2027(a)	U.S.$	138	122,896
5.15%, 07/07/2025(a)		594	596,784
GA Global Funding Trust 2.25%, 01/06/2027(a)		150	134,592
Globe Life, Inc. 4.80%, 06/15/2032		121	119,192
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	133,637
Jackson Financial, Inc. 5.67%, 06/08/2032		614	593,130
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,585	8,103,569
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	U.S.$	276	298,635
MetLife, Inc. 6.40%, 12/15/2036		565	569,811
9.25%, 04/08/2038(a)		232	271,915
Metropolitan Life Global Funding I 2.416% (SOFR + 0.91%), 03/21/2025(a) (d)		285	284,375
2.95%, 04/09/2030(a)		150	135,449
3.60%, 01/11/2024(a)		166	165,303
4.40%, 06/30/2027(a)		150	151,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.25%, 05/26/2049(a)	EUR	3,700	3,605,826
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	4,295	5,915,458
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	69,114
Pacific Life Global Funding II 1.375%, 04/14/2026(a)		659	595,152
Principal Life Global Funding II 1.50%, 11/17/2026(a)		140	124,518
Protective Life Global Funding 3.218%, 03/28/2025(a)		150	146,401
4.714%, 07/06/2027(a)		150	151,215
Prudential Financial, Inc. 5.20%, 03/15/2044		385	364,478
5.375%, 05/15/2045		571	545,700
5.625%, 06/15/2043		1,027	1,002,375
5.875%, 09/15/2042		3,763	3,713,338
QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)		325	313,127
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	117,387
Swiss Re Finance Luxembourg SA 4.25%, 09/04/2024(a) (c)		200	186,625

	Principal Amount (000)		U.S. $ Value

UNIQA Insurance Group AG 1.375%, 07/09/2030(a)	EUR	500	$445,684
UnitedHealth Group, Inc. 4.75%, 05/15/2052	U.S.$	121	121,022
4.95%, 05/15/2062		616	624,262
Voya Financial, Inc. 5.65%, 05/15/2053		12,751	12,027,224

			69,270,331

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(a)		510	419,679
Intercontinental Exchange, Inc. 4.35%, 06/15/2029		86	84,798
4.60%, 03/15/2033		54	53,680
5.20%, 06/15/2062		122	121,623

			679,780

REITs – 1.5%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029		220	214,301
American Campus Communities Operating Partnership LP 2.25%, 01/15/2029		5	4,624
American Tower Corp. 0.40%, 02/15/2027	EUR	270	244,144
0.875%, 05/21/2029		225	192,338
3.80%, 08/15/2029	U.S.$	177	162,519
4.00%, 06/01/2025		282	278,931
4.05%, 03/15/2032		117	106,584
Aroundtown SA 0.375%, 04/15/2027(a)	EUR	100	81,671
Boston Properties LP 3.40%, 06/21/2029	U.S.$	380	340,018
Castellum Helsinki Finance Holding Abp 0.875%, 09/17/2029(a)	EUR	596	423,511
CBRE Services, Inc. 2.50%, 04/01/2031	U.S.$	647	521,643
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	502	394,906
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		18,650	18,820,648
Digital Intrepid Holding BV 0.625%, 07/15/2031(a)		330	244,051
Equinix, Inc. 3.90%, 04/15/2032	U.S.$	129	116,670
Essential Properties LP 2.95%, 07/15/2031		12,176	9,551,134
Fastighets AB Balder 1.25%, 01/28/2028(a)	EUR	265	188,928
Federal Realty OP LP 3.50%, 06/01/2030	U.S.$	140	126,736
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		5,638	4,526,974
5.25%, 06/01/2025		560	550,125

	Principal Amount (000)		U.S. $ Value

Heimstaden Bostad Treasury BV 0.75%, 09/06/2029(a)	EUR	275	$198,315
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030	U.S.$	6,531	5,572,226
Series J 2.90%, 12/15/2031		8,810	6,993,113
Kilroy Realty LP 2.50%, 11/15/2032		160	124,910
Kimco Realty Corp. 2.70%, 10/01/2030		350	301,406
MAF Sukuk Ltd. 3.933%, 02/28/2030(a)		340	325,189
NE Property BV 1.75%, 11/23/2024(a)	EUR	509	494,901
1.875%, 10/09/2026(a)		107	93,790
3.375%, 07/14/2027(a)		101	92,083
Office Properties Income Trust 2.40%, 02/01/2027	U.S.$	365	298,236
3.45%, 10/15/2031		534	396,581
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		8,923	6,733,671
3.375%, 02/01/2031		405	328,771
3.625%, 10/01/2029		1,382	1,161,992
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	145	129,818
1.00%, 02/08/2029		220	197,511
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	245,536
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	28,906
Sabra Health Care LP 5.125%, 08/15/2026		320	311,072
Samhallsbyggnadsbolaget i Norden AB 1.125%, 09/04/2026(a)	EUR	100	69,801
1.75%, 01/14/2025(a)		520	397,735
SBB Treasury Oyj 0.75%, 12/14/2028(a)		10,227	6,360,780
1.125%, 11/26/2029(a)		314	195,389
Simon Property Group LP 2.65%, 07/15/2030-02/01/2032	U.S.$	500	418,799
Spirit Realty LP 2.10%, 03/15/2028		2,189	1,831,792
4.45%, 09/15/2026		393	386,814
Trust Fibra Uno 4.869%, 01/15/2030(a)		510	430,886
6.39%, 01/15/2050(a)		430	342,065
Unibail-Rodamco-Westfield SE 2.25%, 05/14/2038(a)	EUR	500	336,111
VICI Properties LP 4.375%, 05/15/2025	U.S.$	382	374,303
4.75%, 02/15/2028		123	117,496
4.95%, 02/15/2030		123	116,305
5.125%, 05/15/2032		615	580,255

	Principal Amount (000)		U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	U.S.$	101	$92,714
Vornado Realty LP 3.40%, 06/01/2031		4,283	3,594,640
WEA Finance LLC 2.875%, 01/15/2027(a)		650	574,139
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		815	787,327
Welltower, Inc. 2.05%, 01/15/2029		678	570,578
Weyerhaeuser Co. 7.375%, 03/15/2032		140	161,802
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	445,853
1.35%, 04/15/2028		10,710	9,393,624

			88,697,691

			727,879,635

Industrial – 9.4%
Basic – 0.5%
Air Products and Chemicals, Inc. 0.50%, 05/05/2028		175	160,563
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	500	400,563
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	96,691
Anglo American Capital PLC 1.625%, 09/18/2025-03/11/2026(a)		716	712,508
5.625%, 04/01/2030(a)	U.S.$	260	262,893
Berry Global, Inc. 1.50%, 01/15/2027(a)	EUR	190	173,543
BHP Billiton Finance Ltd. 6.50%, 10/22/2077(a)	GBP	210	255,939
Series 17 1.50%, 04/29/2030(a)	EUR	125	114,230
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)	U.S.$	470	417,360
5.50%, 04/30/2049(a)		260	215,361
Dow Chemical Co. (The) 9.40%, 05/15/2039		279	397,482
DS Smith PLC 0.875%, 09/12/2026(a)	EUR	528	495,540
DuPont de Nemours, Inc. 5.419%, 11/15/2048	U.S.$	216	214,698
Equate Petrochemical BV 2.625%, 04/28/2028(a)		1,000	882,500
Freeport Indonesia PT 4.763%, 04/14/2027(a)		320	306,400
5.315%, 04/14/2032(a)		204	185,130
Fresnillo PLC 4.25%, 10/02/2050(a)		240	175,995

	Principal Amount (000)		U.S. $ Value

GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)	U.S.$	310	$258,521
Georgia-Pacific LLC 0.625%, 05/15/2024(a)		376	352,948
3.734%, 07/15/2023(a)		388	382,721
Glencore Capital Finance DAC 1.125%, 03/10/2028 (a)	EUR	260	224,177
Glencore Finance Europe Ltd. 3.75%, 04/01/2026(a)		160	164,555
Series E 3.125%, 03/26/2026(a)	GBP	105	121,082
Glencore Funding LLC 1.625%, 04/27/2026(a)	U.S.$	634	560,816
4.125%, 03/12/2024(a)		502	499,441
4.625%, 04/29/2024(a)		137	137,265
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	181,528
Inversiones CMPC SA 3.00%, 04/06/2031(a)		530	425,526
LANXESS AG 0.625%, 12/01/2029(a)	EUR	600	496,667
LG Chem Ltd. 2.375%, 07/07/2031(a)	U.S.$	510	423,830
LYB International Finance BV 4.00%, 07/15/2023		95	95,096
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	203,078
LyondellBasell Industries NV 4.625%, 02/26/2055	U.S.$	150	126,671
5.75%, 04/15/2024		254	259,727
Minsur SA 4.50%, 10/28/2031(a)		374	313,552
Mondi Finance Europe GmbH 2.375%, 04/01/2028(a)	EUR	490	460,405
Newmont Corp. 2.60%, 07/15/2032	U.S.$	445	367,156
Nexa Resources SA 6.50%, 01/18/2028(a)		7,304	6,976,690
Nucor Corp. 3.95%, 05/23/2025		602	600,031
4.30%, 05/23/2027		559	556,829
PPG Industries, Inc. 1.875%, 06/01/2025	EUR	255	262,235
SABIC Capital I BV 2.15%, 09/14/2030(a)	U.S.$	1,020	861,900
Solvay SA 0.50%, 09/06/2029(a)	EUR	600	488,764
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	6,431	5,194,319
Series DM3N 3.125%, 01/15/2032		720	540,900
UPL Corp. Ltd. 4.625%, 06/16/2030(a)		380	308,465

	Principal Amount (000)		U.S. $ Value

Vale Overseas Ltd. 3.75%, 07/08/2030	U.S.$	400	$349,104
Westlake Chemical Corp. 3.375%, 08/15/2061		160	108,079

			27,769,474

Capital Goods – 0.1%
AGCO International Holdings BV 0.80%, 10/06/2028(a)	EUR	559	467,523
BAE Systems Holdings, Inc. 3.80%, 10/07/2024(a)	U.S.$	599	593,048
Boeing Co. (The) 1.433%, 02/04/2024		128	122,451
Carlisle Cos., Inc. 0.55%, 09/01/2023		323	311,691
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	181,210
3.95%, 05/23/2025		64	63,194
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(a)	EUR	210	212,160
CRH SMW Finance DAC 1.25%, 11/05/2026(a)		255	250,378
HeidelbergCement Finance Luxembourg SA 1.75%, 04/24/2028(a)		370	345,101
IDEX Corp. 2.625%, 06/15/2031	U.S.$	667	552,291
Metso Outotec Oyj 0.875%, 05/26/2028(a)	EUR	179	162,074
Parker-Hannifin Corp. 3.65%, 06/15/2024	U.S.$	123	122,196
4.50%, 09/15/2029		245	243,773
Safran SA 0.125%, 03/16/2026(a)	EUR	500	473,947
St Marys Cement, Inc. Canada 5.75%, 01/28/2027(a)	U.S.$	440	437,825
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	324,617

			4,863,479

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		1,587	1,257,317
5.05%, 03/30/2029		175	168,759
5.125%, 07/01/2049		3,540	2,954,606
5.25%, 04/01/2053		129	110,024
5.375%, 05/01/2047		2,760	2,362,587
5.50%, 04/01/2063		129	110,028
5.75%, 04/01/2048		245	220,317
6.484%, 10/23/2045		115	111,972
Comcast Corp. 1.875%, 02/20/2036	GBP	122	116,294
3.90%, 03/01/2038	U.S.$	230	208,485
4.65%, 07/15/2042		210	203,106

	Principal Amount (000)		U.S. $ Value

Cox Communications, Inc. 2.60%, 06/15/2031(a)	U.S.$	360	$301,863
Discovery Communications LLC 1.90%, 03/19/2027	EUR	144	141,620
5.20%, 09/20/2047	U.S.$	9,179	7,868,052
5.30%, 05/15/2049		3,856	3,323,101
Fox Corp. 3.50%, 04/08/2030		190	172,438
5.476%, 01/25/2039		240	233,076
Informa PLC 2.125%, 10/06/2025(a)	EUR	496	504,520
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	78,478
4.75%, 03/30/2030		175	171,852
ITV PLC 1.375%, 09/26/2026(a)	EUR	517	483,855
JCDecaux SA 1.625%, 02/07/2030(a)		100	85,751
2.625%, 04/24/2028(a)		500	479,819
Magallanes, Inc. 3.755%, 03/15/2027(a)	U.S.$	4,535	4,256,070
4.054%, 03/15/2029(a)		3,055	2,800,733
5.05%, 03/15/2042(a)		190	161,584
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	6,185,489
4.625%, 05/15/2029		5,971	5,921,759
Omnicom Group, Inc. 4.20%, 06/01/2030	U.S.$	315	300,880
Prosus NV 1.539%, 08/03/2028(a)	EUR	230	190,879
3.257%, 01/19/2027(a)	U.S.$	250	218,750
3.68%, 01/21/2030(a)		970	774,363
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		820	688,954
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	112,191
ViacomCBS, Inc. 4.20%, 05/19/2032	U.S.$	120	106,362
Weibo Corp. 3.375%, 07/08/2030		6,799	5,574,330
3.50%, 07/05/2024		290	282,234
WPP Finance Deutschland GmbH 1.625%, 03/23/2030(a)	EUR	519	478,799

			49,721,297

Communications - Telecommunications – 0.7%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	303,754
AT&T, Inc. 3.55%, 09/15/2055		320	239,812
4.30%, 12/15/2042		140	121,663
4.35%, 03/01/2029		135	133,042
Series B 2.875%, 03/02/2025(c)	EUR	8,500	7,755,556

	Principal Amount (000)		U.S. $ Value

British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,607	$8,221,904
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	260	233,587
Corning, Inc. 5.45%, 11/15/2079	U.S.$	80	72,195
Deutsche Telekom AG 3.125%, 02/06/2034(a)	GBP	107	116,901
Deutsche Telekom International Finance BV 2.00%, 12/01/2029(a)	EUR	246	244,845
4.375%, 06/21/2028(a)	U.S.$	270	268,608
8.75%, 06/15/2030		325	401,021
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)		760	728,318
Koninklijke KPN NV 0.625%, 04/09/2025(a)	EUR	500	502,394
NTT Finance Corp. 0.082%, 12/13/2025(a)		521	507,598
0.399%, 12/13/2028(a)		109	99,067
1.162%, 04/03/2026(a)	U.S.$	370	333,030
1.591%, 04/03/2028(a)		239	207,383
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)	EUR	500	514,349
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	640,100
Orange SA 2.375%, 01/15/2025(a) (c)	EUR	200	195,664
5.25%, 02/07/2024(a) (c)		160	168,901
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	870	720,360
Rogers Communications, Inc. 4.50%, 03/15/2042(a)		132	117,486
4.55%, 03/15/2052(a)		638	562,586
T-Mobile USA, Inc. 2.625%, 04/15/2026		6,723	6,102,442
2.875%, 02/15/2031		1,858	1,542,377
3.375%, 04/15/2029		6,874	6,016,142
Telefonica Emisiones SA 7.045%, 06/20/2036		384	433,421
Verizon Communications, Inc. 2.355%, 03/15/2032		415	344,265
Verizon Communications, Inc. 3.875%, 02/08/2029		320	309,386
Vodafone Group PLC 3.00%, 08/12/2056(a)	GBP	100	86,069
4.20%, 12/13/2027(a)	AUD	320	210,136

			38,454,362

Consumer Cyclical - Automotive – 0.6%
American Honda Finance Corp. 0.30%, 07/07/2028	EUR	546	484,761

	Principal Amount (000)		U.S. $ Value

Aptiv PLC 1.50%, 03/10/2025	EUR	210	$211,294
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	60,539
BMW Finance NV 0.00%, 01/11/2026(a)	EUR	440	424,803
General Motors Co. 5.00%, 10/01/2028-04/01/2035	U.S.$	581	539,887
General Motors Financial Co., Inc. 3.10%, 01/12/2032		500	401,840
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		8,254	7,484,287
3.35%, 06/08/2025(a)		6,039	5,809,456
Harley-Davidson, Inc. 3.50%, 07/28/2025		3,540	3,424,132
Hella GmbH & Co. KGaA 1.00%, 05/17/2024	EUR	505	517,630
Hyundai Capital America 1.30%, 01/08/2026(a)	U.S.$	365	325,437
2.375%, 10/15/2027(a)		590	519,180
Hyundai Motor Manufacturing Indonesia PT 1.75%, 05/06/2026(a)		250	227,156
Kia Corp. 2.75%, 02/14/2027(a)		290	270,193
3.50%, 10/25/2027(a)		230	221,849
Nissan Motor Acceptance Co. LLC 2.75%, 03/09/2028(a)		255	213,267
RCI Banque SA 1.75%, 04/10/2026(a)	EUR	521	496,111
Volkswagen Financial Services NV 0.875%, 02/20/2025(a)	GBP	100	111,701
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	8,600	7,666,881
3.875%, 06/14/2027(a) (c)		300	276,028
4.125%, 11/16/2038(a)		100	98,267
Series . 3.50%, 06/17/2025(a) (c)		3,400	3,231,471
3.50%, 06/17/2025(a)		2,100	1,995,908
3.875%, 06/17/2029(a) (c)		100	86,957
Series 10Y 1.875%, 03/30/2027(a)		100	97,467

			35,196,502

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 3.588%, 08/28/2025(a)	GBP	275	330,744
Hasbro, Inc. 3.90%, 11/19/2029	U.S.$	275	252,521

			583,265

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.5%
HOCHTIEF AG 0.625%, 04/26/2029(a)	EUR	180	$126,146
Imerys SA 1.50%, 01/15/2027(a)		500	479,179
InterContinental Hotels Group PLC 1.625%, 10/08/2024(a)		503	503,512
Las Vegas Sands Corp. 2.90%, 06/25/2025	U.S.$	200	178,498
3.20%, 08/08/2024		622	588,053
3.50%, 08/18/2026		7,335	6,415,449
3.90%, 08/08/2029		10,010	8,194,990
Lennar Corp. 4.75%, 05/30/2025		320	321,004
Marriott International, Inc./MD Series AA 4.65%, 12/01/2028		218	213,210
MDC Holdings, Inc. 2.50%, 01/15/2031		315	233,468
6.00%, 01/15/2043		11,397	9,370,681
Nissan Motor Co., Ltd. 2.652%, 03/17/2026(a)	EUR	125	122,465
NVR, Inc. 3.00%, 05/15/2030	U.S.$	661	567,365
Owens Corning 7.00%, 12/01/2036		50	54,879
PulteGroup, Inc. 6.375%, 05/15/2033		350	359,565
Sands China Ltd. 3.10%, 03/08/2029(a)		780	536,250
3.25%, 08/08/2031(a)		1,060	685,025
Toll Brothers Finance Corp. 3.80%, 11/01/2029		190	162,112

			29,111,851

Consumer Cyclical - Restaurants – 0.0%
Haidilao International Holding Ltd. 2.15%, 01/14/2026(a)		424	322,240
McDonald’s Corp. 4.45%, 09/01/2048		143	132,863

			455,103

Consumer Cyclical - Retailers – 0.2%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		128	116,551
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	493,108
3.55%, 07/26/2027(a)	U.S.$	643	600,377
AutoNation, Inc. 3.85%, 03/01/2032		190	163,927
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	211,494
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	682,477

	Principal Amount (000)		U.S. $ Value

Costco Wholesale Corp. 1.60%, 04/20/2030	U.S.$	422	$355,981
Falabella SA 3.75%, 10/30/2027(a)		261	241,034
Home Depot, Inc. (The) 3.50%, 09/15/2056		194	158,368
4.50%, 12/06/2048		370	361,005
Lowe’s Cos., Inc. 3.65%, 04/05/2029		280	264,568
4.05%, 05/03/2047		360	301,520
PVH Corp. 3.125%, 12/15/2027(a)	EUR	8,275	8,177,737
3.625%, 07/15/2024(a)		481	509,447
4.625%, 07/10/2025	U.S.$	185	184,689
Ross Stores, Inc. 1.875%, 04/15/2031		320	253,268
TJX Cos., Inc. (The) 3.875%, 04/15/2030		270	263,409
VF Corp. 0.25%, 02/25/2028	EUR	100	89,388
2.95%, 04/23/2030	U.S.$	295	258,129

			13,686,477

Consumer Non-Cyclical – 1.1%
AbbVie, Inc. 2.625%, 11/15/2028	EUR	320	328,207
4.45%, 05/14/2046	U.S.$	75	68,032
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	13,769,436
3.875%, 09/16/2046	U.S.$	160	107,770
4.00%, 02/04/2061		674	444,916
4.80%, 02/14/2029		736	697,512
5.80%, 02/14/2039		130	118,614
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	172,440
AmerisourceBergen Corp. 2.70%, 03/15/2031	U.S.$	381	326,096
2.80%, 05/15/2030		245	213,782
4.30%, 12/15/2047		146	131,849
Amgen, Inc. 2.60%, 08/19/2026		620	587,183
3.35%, 02/22/2032		186	170,311
4.20%, 02/22/2052		220	193,019
4.40%, 05/01/2045-02/22/2062		420	373,841
4.663%, 06/15/2051		213	199,996
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036		125	119,882
Anheuser-Busch InBev SA/NV 2.75%, 03/17/2036(a)	EUR	100	93,105
Archer-Daniels-Midland Co. 3.25%, 03/27/2030	U.S.$	627	589,918
5.935%, 10/01/2032		190	212,848
Asahi Group Holdings Ltd. 0.336%, 04/19/2027(a)	EUR	535	499,092
0.541%, 10/23/2028(a)		109	98,272
Astrazeneca Finance LLC 1.20%, 05/28/2026	U.S.$	656	592,807

	Principal Amount (000)		U.S. $ Value

AstraZeneca PLC 0.70%, 04/08/2026	U.S.$	667	$593,876
3.375%, 11/16/2025		392	387,796
BAT Capital Corp. 3.215%, 09/06/2026		251	234,383
4.54%, 08/15/2047		70	51,436
BAT International Finance PLC 2.25%, 09/09/2052(a)	GBP	110	65,129
4.448%, 03/16/2028	U.S.$	235	222,019
Baxter International, Inc. 1.30%, 05/15/2029	EUR	521	486,788
Bayer AG 0.375%, 01/12/2029(a)		600	514,821
1.375%, 07/06/2032(a)		200	164,632
Becton Dickinson Euro Finance SARL 0.334%, 08/13/2028		370	324,841
Biogen, Inc. 3.25%, 02/15/2051(a)	U.S.$	85	59,324
4.05%, 09/15/2025		599	593,041
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	287,097
Bristol-Myers Squibb Co. 3.90%, 03/15/2062	U.S.$	235	202,160
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (c)	EUR	14,726	11,142,187
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	U.S.$	691	569,958
3.25%, 08/15/2026		248	235,724
Cardinal Health, Inc. 4.90%, 09/15/2045		45	40,908
Cargill, Inc. 4.375%, 04/22/2052(a)		124	118,880
CCEP Finance Ireland DAC 0.50%, 09/06/2029(a)	EUR	355	309,116
Cencosud SA 4.375%, 07/17/2027(a)	U.S.$	230	215,884
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	168,580
Cigna Corp. 4.80%, 08/15/2038-07/15/2046		767	742,732
4.90%, 12/15/2048		133	127,690
Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	159,179
CommonSpirit Health 2.76%, 10/01/2024	U.S.$	622	605,386
CVS Health Corp. 4.78%, 03/25/2038		295	279,226
DH Europe Finance II Sarl 2.60%, 11/15/2029		345	308,755
Essity AB 0.25%, 02/08/2031(a)	EUR	588	477,179
Essity Capital BV 0.25%, 09/15/2029(a)		113	96,490

	Principal Amount (000)		U.S. $ Value

Fresenius Medical Care US Finance III, Inc. 3.75%, 06/15/2029(a)	U.S.$	190	$171,778
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	505,964
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	145	101,472
3.65%, 03/01/2026		598	589,075
HCA, Inc. 5.50%, 06/15/2047		366	327,506
Hormel Foods Corp. 1.80%, 06/11/2030		698	585,489
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	14,609	11,119,076
Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)	U.S.$	490	381,029
3.541%, 04/27/2032(a)		410	315,745
Ingredion, Inc. 2.90%, 06/01/2030		361	313,418
Johnson & Johnson 3.40%, 01/15/2038		622	560,191
5.95%, 08/15/2037		290	345,432
Kellogg Co. 1.25%, 03/10/2025	EUR	500	511,656
Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	U.S.$	127	121,254
4.05%, 04/15/2032		127	118,842
4.50%, 04/15/2052		634	558,360
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		400	336,000
Laboratory Corp. of America Holdings 2.70%, 06/01/2031		673	565,365
4.70%, 02/01/2045		254	226,128
McKesson Corp. 1.30%, 08/15/2026		685	610,243
1.50%, 11/17/2025	EUR	226	227,644
3.125%, 02/17/2029	GBP	205	236,385
3.796%, 03/15/2024	U.S.$	468	469,138
Merck & Co., Inc. 4.00%, 03/07/2049		170	157,062
METRO AG 1.50%, 03/19/2025(a)	EUR	509	488,059
Molson Coors Beverage Co. 1.25%, 07/15/2024		500	507,676
5.00%, 05/01/2042	U.S.$	217	198,867
Molson Coors Brewing Co. 4.20%, 07/15/2046		436	357,000
Mondelez International, Inc. 2.625%, 03/17/2027		131	122,585
Nestle Holdings, Inc. 0.375%, 01/15/2024(a)		157	150,395
1.25%, 09/15/2030(a)		643	522,497
Panasonic Holdings Corp. 2.679%, 07/19/2024(a)		252	245,288

	Principal Amount (000)		U.S. $ Value

Pfizer, Inc. 7.20%, 03/15/2039	U.S.$	95	$124,440
Philip Morris International, Inc. 1.75%, 11/01/2030		89	68,996
2.10%, 05/01/2030		709	579,181
4.25%, 11/10/2044		320	261,012
4.375%, 11/15/2041		613	511,838
Pilgrim’s Pride Corp. 5.875%, 09/30/2027(a)		95	90,927
Reynolds American, Inc. 5.85%, 08/15/2045		352	296,118
Roche Holdings, Inc. 2.132%, 03/10/2025(a)		200	193,242
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	323,925
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	251,182
Stryker Corp. 2.625%, 11/30/2030	EUR	270	267,259
Sysco Corp. 3.15%, 12/14/2051	U.S.$	210	150,533
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		365	305,272
3.175%, 07/09/2050		250	186,359
Tyson Foods, Inc. 3.55%, 06/02/2027		378	362,429
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		194	182,910
Viterra Finance BV 4.90%, 04/21/2027(a)		625	606,858
5.25%, 04/21/2032(a)		200	186,218

			66,889,463

Energy – 2.3%
APA Infrastructure Ltd. 2.00%, 03/22/2027(a)	EUR	502	495,218
4.25%, 07/15/2027(a)	U.S.$	350	340,043
Apache Corp. 5.10%, 09/01/2040		180	152,023
Boardwalk Pipelines LP 3.40%, 02/15/2031		150	128,088
BP Capital Markets America, Inc. 2.772%, 11/10/2050		330	229,537
3.119%, 05/04/2026		608	588,329
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	1,179	1,117,924
3.625%, 03/22/2029(a) (c)		12,390	10,850,793
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	134,458
6.25%, 03/15/2038		424	448,998
ConocoPhillips Co. 4.025%, 03/15/2062(a)		345	294,760
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		800	663,976

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	9,526	$7,449,865
4.375%, 01/15/2028		185	173,877
4.90%, 06/01/2044		100	78,666
5.75%, 01/15/2031(a)		6,979	6,740,188
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	188,494
Devon Energy Corp. 5.00%, 06/15/2045		220	204,312
5.60%, 07/15/2041		10,811	10,727,453
Diamondback Energy, Inc. 4.25%, 03/15/2052		266	220,764
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	55,440
Enbridge Energy Partners LP 7.375%, 10/15/2045		8,987	10,753,482
Enbridge, Inc. 3.40%, 08/01/2051		105	79,239
Energy Transfer LP 4.40%, 03/15/2027		235	226,738
5.35%, 05/15/2045		270	236,213
6.05%, 06/01/2041		85	82,559
6.125%, 12/15/2045		205	196,442
6.25%, 04/15/2049		13,810	13,395,433
6.50%, 02/01/2042		384	384,998
Eni SpA 0.375%, 06/14/2028(a)	EUR	135	122,697
Series NC5. 2.625%, 10/13/2025(a) (c)		170	158,897
Series NC9 3.375%, 07/13/2029(a) (c)		12,030	9,917,316
Enterprise Products Operating LLC 3.70%, 01/31/2051	U.S.$	345	269,528
4.85%, 03/15/2044		130	118,094
Series E 5.25%, 08/16/2077		678	569,702
EOG Resources, Inc. 4.15%, 01/15/2026		547	551,762
Exxon Mobil Corp. 4.227%, 03/19/2040		215	203,026
Halliburton Co. 6.70%, 09/15/2038		303	332,855
7.45%, 09/15/2039		459	539,080
Hess Corp. 4.30%, 04/01/2027		594	579,306
5.60%, 02/15/2041		395	384,917
6.00%, 01/15/2040		369	378,262
Kinder Morgan Energy Partners LP 5.00%, 03/01/2043		175	153,165
6.95%, 01/15/2038		392	422,697
Kinder Morgan, Inc. 5.625%, 11/15/2023(a)		241	245,332
Series G 7.75%, 01/15/2032		70	81,656
Marathon Oil Corp. 4.40%, 07/15/2027		90	87,929
6.60%, 10/01/2037		703	744,789
6.80%, 03/15/2032		277	300,579

	Principal Amount (000)		U.S. $ Value

Marathon Petroleum Corp. 3.625%, 09/15/2024	U.S.$	157	$155,490
4.75%, 09/15/2044		265	233,857
6.50%, 03/01/2041		3,097	3,369,332
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	357,325
4.625%, 04/01/2029(a)		195	184,094
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	457,525
2.625%, 04/28/2023(a)		100	104,192
MPLX LP 4.50%, 04/15/2038	U.S.$	180	157,782
4.875%, 06/01/2025		185	186,012
4.95%, 03/14/2052		516	446,288
5.50%, 02/15/2049		287	266,567
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	451,582
ONEOK Partners LP 6.125%, 02/01/2041		616	588,140
ONEOK, Inc. 3.40%, 09/01/2029		390	344,178
5.20%, 07/15/2048		588	521,301
6.35%, 01/15/2031		9,379	9,802,634
Pioneer Natural Resources Co. 2.15%, 01/15/2031		370	304,904
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		335	328,062
Polski Koncern Naftowy ORLEN SA 1.125%, 05/27/2028(a)	EUR	551	443,892
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)	U.S.$	300	271,744
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		750	728,700
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 09/30/2027(a)		417	431,139
Reliance Industries Ltd. 2.875%, 01/12/2032(a)		250	207,785
3.625%, 01/12/2052(a)		300	221,494
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	913,000
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		2,050	1,742,500
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	478,043
Shell International Finance BV 4.375%, 05/11/2045	U.S.$	210	195,973
4.55%, 08/12/2043		560	534,525
Suncor Energy, Inc. 6.50%, 06/15/2038		4,255	4,675,418
6.80%, 05/15/2038		204	228,894
6.85%, 06/01/2039		6,052	6,880,858
7.15%, 02/01/2032		75	84,876

	Principal Amount (000)		U.S. $ Value

Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)	U.S.$	690	$569,595
Targa Resources Corp. 5.20%, 07/01/2027		118	118,473
6.25%, 07/01/2052		722	722,665
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		750	553,125
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	216,450
7.00%, 10/15/2028		120	130,334
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	426,120
TotalEnergies Capital Canada Ltd. 2.125%, 09/18/2029(a)	EUR	500	502,282
TotalEnergies Capital International SA 2.50%, 03/25/2026(a)		100	106,309
3.386%, 06/29/2060	U.S.$	76	58,425
TotalEnergies SE Series NC7 1.625%, 10/25/2027(a) (c)	EUR	450	375,835
TransCanada PipeLines Ltd. 4.75%, 05/15/2038	U.S.$	175	166,374
Transcontinental Gas Pipe Line Co., LLC 3.25%, 05/15/2030		290	260,437
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		700	660,538
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		850	771,003
Valero Energy Corp. 4.00%, 06/01/2052		46	36,609
6.625%, 06/15/2037		3,108	3,376,321
7.50%, 04/15/2032		495	570,480
Valero Energy Partners LP 4.50%, 03/15/2028		180	177,427
Var Energi ASA 5.00%, 05/18/2027(a)		269	268,037
Vier Gas Transport GmbH Series DIP 1.50%, 09/25/2028(a)	EUR	500	473,662
Williams Cos., Inc. (The) 4.55%, 06/24/2024	U.S.$	459	463,273
Wintershall Dea Finance BV 0.452%, 09/25/2023(a)	EUR	500	511,595
Woodside Finance Ltd. 3.65%, 03/05/2025(a)	U.S.$	86	84,508
3.70%, 09/15/2026(a)		628	604,814
4.50%, 03/04/2029(a)		531	511,127

			131,813,823

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		509	362,395

	Principal Amount (000)		U.S. $ Value

CITIC Ltd. Series E 2.85%, 02/25/2030(a)	U.S.$	250	$220,359
Ferguson Finance PLC 4.25%, 04/20/2027(a)		624	606,200
4.65%, 04/20/2032(a)		624	585,915
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	290,033
Swire Pacific Mtn Financing HK Ltd. 2.875%, 01/30/2030(a)		340	306,170
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	481,369
Worley US Finance Sub Ltd. 0.875%, 06/09/2026(a)		531	498,851
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	364	348,300

			3,699,592

Services – 0.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	520,185
Amazon.com, Inc. 3.25%, 05/12/2061		677	516,195
4.10%, 04/13/2062		126	114,013
4.25%, 08/22/2057		360	338,013
eBay, Inc. 2.70%, 03/11/2030		350	298,715
Edenred 1.375%, 06/18/2029(a)	EUR	500	465,829
Euronet Worldwide, Inc. 1.375%, 05/22/2026		531	486,502
Expedia Group, Inc. 3.25%, 02/15/2030	U.S.$	250	207,618
4.625%, 08/01/2027		135	129,722
Global Payments, Inc. 2.90%, 11/15/2031		420	343,763
ISS Global A/S 0.875%, 06/18/2026(a)	EUR	106	99,890
1.50%, 08/31/2027(a)		527	490,654
JD.com, Inc. 3.375%, 01/14/2030	U.S.$	200	182,794
3.875%, 04/29/2026		320	313,011
Mastercard, Inc. 1.00%, 02/22/2029	EUR	295	281,521
3.65%, 06/01/2049	U.S.$	269	238,197
3.85%, 03/26/2050		400	366,889
Moody’s Corp. 2.55%, 08/18/2060		120	74,325
3.75%, 02/25/2052		227	185,785
PayPal Holdings, Inc. 5.05%, 06/01/2052		606	602,124
RELX Capital, Inc. 4.75%, 05/20/2032		37	37,521
Rentokil Initial PLC 0.50%, 10/14/2028(a)	EUR	557	481,338

	Principal Amount (000)		U.S. $ Value

S&P Global, Inc. 2.90%, 03/01/2032(a)	U.S.$	127	$113,150
Securitas AB 0.25%, 02/22/2028(a)	EUR	570	497,613
SGS Nederland Holding BV 0.125%, 04/21/2027(a)		500	461,572
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	221,169
Visa, Inc. 4.15%, 12/14/2035		360	358,374

			8,426,482

Technology – 1.8%
Agilent Technologies, Inc. 2.30%, 03/12/2031		673	547,503
Apple, Inc. 2.00%, 09/17/2027	EUR	240	250,017
2.80%, 02/08/2061	U.S.$	418	299,205
2.85%, 08/05/2061		257	186,881
4.375%, 05/13/2045		145	143,310
4.45%, 05/06/2044		485	483,620
Atos SE 1.00%, 11/12/2029(a)	EUR	200	121,838
1.75%, 05/07/2025(a)		500	398,544
Avnet, Inc. 5.50%, 06/01/2032	U.S.$	609	593,778
Axiata SPV2 Bhd 2.163%, 08/19/2030(a)		610	519,568
Baidu, Inc. 1.625%, 02/23/2027		17,081	15,128,300
2.375%, 08/23/2031		630	524,872
Broadcom, Inc. 2.45%, 02/15/2031(a)		160	128,649
3.137%, 11/15/2035(a)		205	156,589
4.00%, 04/15/2029(a)		2,058	1,910,680
4.15%, 04/15/2032(a)		9,755	8,831,588
4.75%, 04/15/2029		832	808,525
4.926%, 05/15/2037(a)		135	121,256
Cisco Systems, Inc. 5.50%, 01/15/2040		328	359,256
5.90%, 02/15/2039		312	355,174
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		360	360,276
8.10%, 07/15/2036		109	127,589
8.35%, 07/15/2046		2,243	2,794,635
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	686	603,147
DXC Technology Co. 1.75%, 01/15/2026		101	99,751
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,627,931
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	882,601
1.00%, 12/03/2028		791	720,389

	Principal Amount (000)		U.S. $ Value

Fiserv, Inc. 4.40%, 07/01/2049	U.S.$	140	$120,645
Hewlett Packard Enterprise Co. 6.35%, 10/15/2045		529	532,140
HP, Inc. 2.20%, 06/17/2025		491	463,342
3.00%, 06/17/2027		25	23,108
4.20%, 04/15/2032		345	307,958
4.75%, 01/15/2028		99	97,875
5.50%, 01/15/2033		11,648	11,372,589
6.00%, 09/15/2041		531	537,235
Intel Corp. 3.05%, 08/12/2051		115	85,635
3.25%, 11/15/2049		150	117,095
International Business Machines Corp. 3.30%, 05/15/2026		603	589,084
3.43%, 02/09/2052		135	103,812
3.50%, 05/15/2029		719	680,913
4.00%, 06/20/2042		150	129,927
4.25%, 05/15/2049		100	88,358
Jabil, Inc. 4.25%, 05/15/2027		123	119,355
KLA Corp. 4.95%, 07/15/2052		354	355,850
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		10,101	8,541,697
Lam Research Corp. 4.00%, 03/15/2029		225	221,374
4.875%, 03/15/2049		277	282,661
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		250	213,172
Microsoft Corp. 2.675%, 06/01/2060		150	107,805
2.921%, 03/17/2052		674	532,117
3.041%, 03/17/2062		200	155,747
3.45%, 08/08/2036		246	232,298
4.50%, 02/06/2057		126	132,078
Motorola Solutions, Inc. 5.60%, 06/01/2032		606	610,922
NXP BV/NXP Funding LLC 5.35%, 03/01/2026		445	452,648
Oracle Corp. 3.25%, 05/15/2030		150	130,003
3.60%, 04/01/2040		7,716	5,778,815
3.65%, 03/25/2041		4,760	3,547,066
3.85%, 07/15/2036		181	145,279
3.90%, 05/15/2035		190	156,695
4.00%, 07/15/2046		160	118,715
4.10%, 03/25/2061		551	394,787
5.375%, 07/15/2040		2,830	2,575,548
6.50%, 04/15/2038		211	218,228
SK Hynix, Inc. 2.375%, 01/19/2031(a)		460	363,156
Skyworks Solutions, Inc. 3.00%, 06/01/2031		355	289,249
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		219	216,261

	Principal Amount (000)		U.S. $ Value

Telefonaktiebolaget LM Ericsson 1.00%, 05/26/2029(a)	EUR	587	$462,900
Texas Instruments, Inc. 2.25%, 09/04/2029	U.S.$	661	588,580
TSMC Arizona Corp. 3.875%, 04/22/2027		360	358,643
4.125%, 04/22/2029		230	229,067
4.25%, 04/22/2032		380	375,445
4.50%, 04/22/2052		230	225,566
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	432,259
2.25%, 04/23/2031(a)		410	346,979
Tyco Electronics Group SA 0.00%, 02/16/2029	EUR	135	117,116
VeriSign, Inc. 2.70%, 06/15/2031	U.S.$	155	124,839
Western Digital Corp. 2.85%, 02/01/2029		2,233	1,819,949
3.10%, 02/01/2032		5,252	4,023,518
Wipro IT Services LLC 1.50%, 06/23/2026 (a)		250	222,891
Workday, Inc. 3.70%, 04/01/2029		1,790	1,677,738
3.80%, 04/01/2032		4,754	4,347,070
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		460	358,311
Xilinx, Inc. 2.375%, 06/01/2030		678	596,330

			103,533,915

Transportation - Airlines – 0.2%
Alaska Airlines Pass Through Trust 4.80%, 08/15/2027(a)		595	583,428
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,116	8,215,026
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		978	946,000
4.75%, 10/20/2028(a)		356	334,640
easyJet PLC 0.875%, 06/11/2025(a)	EUR	517	493,109
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	375	368,291
Southwest Airlines Co. Pass-Through Trust Series 44743 6.15%, 08/01/2022		617	616,943

			11,557,437

Transportation - Railroads – 0.0%
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053		124	119,797
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	244,428

	Principal Amount (000)		U.S. $ Value

Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	457	$411,092
5.875%, 07/05/2034(a)		774	758,377
MTR Corp. Ltd. 1.625%, 08/19/2030(a)		260	217,149
Union Pacific Corp. 3.85%, 02/14/2072		133	109,309

			1,860,152

Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		360	280,193
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,295,580
FedEx Corp. 0.45%, 05/04/2029	EUR	14,366	12,572,941
Gatwick Funding Ltd. 2.625%, 10/07/2046(a)	GBP	120	99,376
Heathrow Funding Ltd. 1.50%, 02/11/2030(a)	EUR	536	487,328
2.625%, 03/16/2028(a)	GBP	295	319,086
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	231,645
Ryder System, Inc. 1.75%, 09/01/2026		139	125,838
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	464,790
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031(a)		715	587,081

			16,463,858

			544,086,532

Utility – 1.2%
Electric – 1.2%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	438,979
Adani Electricity Mumbai Ltd. 3.867%, 07/22/2031(a)		710	558,763
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		7,886	7,446,355
AEP Texas, Inc. 4.70%, 05/15/2032		401	399,604
5.25%, 05/15/2052		121	122,681
AES Corp. (The) 3.30%, 07/15/2025(a)		23	21,701
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,885	2,493,361
American Electric Power Co., Inc. 2.031%, 03/15/2024		611	590,698
AusNet Services Holdings Pty Ltd. 1.50%, 02/26/2027(a)	EUR	507	482,617

	Principal Amount (000)		U.S. $ Value

Cadent Finance PLC 0.625%, 03/19/2030(a)	EUR	307	$253,690
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)	U.S.$	206	150,805
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		666	647,993
Commonwealth Edison Co. 5.90%, 03/15/2036		150	168,127
Series 133 3.85%, 03/15/2052		131	115,314
Consolidated Edison Co. of New York, Inc. Series 06-A 5.85%, 03/15/2036		115	122,573
Series 12-A 4.20%, 03/15/2042		270	237,916
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	410,492
Duke Energy Carolinas LLC 2.85%, 03/15/2032		61	54,121
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		300	232,358
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	118,181
Duke Energy Progress LLC 4.00%, 04/01/2052		43	38,654
E.ON International Finance BV 5.75%, 02/14/2033(a)	EUR	373	466,611
Series DIP 1.00%, 04/13/2025(a)		91	91,944
Electricite de France SA 2.875%, 12/15/2026(a) (c)		8,400	6,835,022
5.25%, 01/29/2023(a) (c)	U.S.$	485	455,294
Elia Transmission Belgium SA 0.875%, 04/28/2030(a)	EUR	500	436,660
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	211,200
Enel Chile SA 4.875%, 06/12/2028		270	257,850
Enel Finance International NV 0.375%, 05/28/2029(a)	EUR	360	308,603
0.50%, 06/17/2030(a)		10,929	9,067,782
4.25%, 06/15/2025(a)	U.S.$	564	559,028
4.625%, 06/15/2027(a)		537	528,049
5.00%, 06/15/2032(a)		200	193,214
6.00%, 10/07/2039(a)		115	115,646
Engie Energia Chile SA 3.40%, 01/28/2030(a)		670	566,150
Entergy Louisiana LLC 0.95%, 10/01/2024		631	594,633
Evergy, Inc. 2.45%, 09/15/2024		467	449,635

	Principal Amount (000)		U.S. $ Value

Eversource Energy 4.20%, 06/27/2024	U.S.$	592	$593,446
4.60%, 07/01/2027		592	596,936
Exelon Generation Co. LLC 5.60%, 06/15/2042		236	225,492
5.75%, 10/01/2041		170	164,455
6.25%, 10/01/2039		543	555,132
Florida Power & Light Co. 4.05%, 06/01/2042		435	401,868
4.125%, 06/01/2048		125	117,173
Georgia Power Co. Series B 3.70%, 01/30/2050		290	230,765
Iberdrola International BV Series NC5 1.874%, 01/28/2026(a) (c)	EUR	300	274,736
Series NC6 1.45%, 11/09/2026(a) (c)		11,700	10,164,855
Infraestructura Energetica Nova SAB de CV 4.75%, 01/15/2051(a)	U.S.$	480	349,195
Interconexion Electrica SA ESP 3.825%, 11/26/2033(a)		403	329,024
Israel Electric Corp. Ltd. Series G 3.75%, 02/22/2032(a)		290	258,173
4.25%, 08/14/2028(a)		450	431,944
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		418	389,075
Massachusetts Electric Co. 5.90%, 11/15/2039(a)		345	363,201
Minejesa Capital BV 4.625%, 08/10/2030(a)		730	649,780
National Central Cooling Co. PJSC 2.50%, 10/21/2027(a)		730	655,996
National Grid PLC 0.553%, 09/18/2029(a)	EUR	554	471,872
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	3,879	3,376,163
4.20%, 06/20/2024		119	119,596
4.45%, 06/20/2025		466	469,923
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(a)		230	226,369
NSTAR Electric Co. 4.55%, 06/01/2052		122	118,842
NTPC Ltd. 4.25%, 02/26/2026(a)		370	366,254
Origin Energy Finance Ltd. 1.00%, 09/17/2029(a)	EUR	452	360,829
Pacific Gas and Electric Co. 4.20%, 03/01/2029	U.S.$	131	116,956
4.40%, 03/01/2032		131	113,548
4.95%, 07/01/2050		317	252,783
5.25%, 03/01/2052		131	108,799
5.45%, 06/15/2027		312	303,456
5.90%, 06/15/2032		613	592,013

	Principal Amount (000)		U.S. $ Value

PacifiCorp 4.15%, 02/15/2050	U.S.$	390	$349,704
6.35%, 07/15/2038		110	124,634
PECO Energy Co. 2.85%, 09/15/2051		155	113,988
Public Service Co. of Colorado Series 38 4.10%, 06/01/2032		121	120,591
Public Service Electric and Gas Co. 3.80%, 03/01/2046		410	359,791
Public Service Enterprise Group, Inc. 0.841%, 11/08/2023		257	246,844
RH International Singapore Corp. Pte Ltd. 4.50%, 03/27/2028(a)		470	468,032
San Diego Gas & Electric Co. 3.70%, 03/15/2052		634	535,798
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	302,250
Southern California Edison Co. Series C 4.20%, 06/01/2025		602	605,688
Series D 4.70%, 06/01/2027		602	603,714
Series E 3.70%, 08/01/2025		324	318,961
5.45%, 06/01/2052		120	118,205
Southern Power Co. Series F 4.95%, 12/15/2046		345	316,552
Southwestern Public Service Co. Series 9 5.15%, 06/01/2052		122	121,838
TenneT Holding BV 2.374%, 07/22/2025(a) (c)	EUR	125	121,415
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	438,546
Tucson Electric Power Co. 3.25%, 05/15/2032		148	133,391
Union Electric Co. 3.90%, 04/01/2052		129	114,215
Virginia Electric and Power Co. Series A 3.15%, 01/15/2026		608	590,418
Series C 4.625%, 05/15/2052		121	117,463
Vistra Operations Co. LLC 5.125%, 05/13/2025(a)		121	119,900
Xcel Energy, Inc. 4.60%, 06/01/2032		103	102,327

			66,435,218

Natural Gas – 0.0%
Atmos Energy Corp. 2.625%, 09/15/2029		345	307,455
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)		290	246,464

	Principal Amount (000)		U.S. $ Value

Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(a)	U.S.$	540	$472,432
KeySpan Gas East Corp. 3.586%, 01/18/2052(a)		137	101,781
National Fuel Gas Co. 5.50%, 01/15/2026		596	598,053
National Grid North America, Inc. 1.054%, 01/20/2031(a)	EUR	109	93,198
NiSource, Inc. 5.00%, 06/15/2052	U.S.$	122	118,219
5.65%, 02/01/2045		230	229,232
Southwest Gas Corp. 4.05%, 03/15/2032		128	116,388

			2,283,222

			68,718,440

Total Corporates - Investment Grade (cost $1,582,863,147)			1,340,684,607

CORPORATES - NON-INVESTMENT GRADE – 5.0%
Industrial – 3.6%
Basic – 0.4%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,781	5,099,939
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,940	4,803,925
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(d)		9,315	8,302,584
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a) (e)		9,526	7,621,521

			25,827,969

Capital Goods – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(a)		100	78,072
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	3,023,334
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		11,795	10,687,511
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,130,498

			21,919,415

Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 06/01/2033(a)		6,943	5,522,091
4.75%, 02/01/2032(a)		141	116,089
DISH DBS Corp. 5.25%, 12/01/2026(a)		9,670	7,577,788
5.75%, 12/01/2028(a)		6,707	4,964,059

			18,180,027

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.3%
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	8,685	$7,611,268
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)		12,035	9,162,841

			16,774,109

Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	U.S.$	2,986	2,771,176
Schaeffler AG 2.875%, 03/26/2027(a)	EUR	120	109,308
ZF Finance GmbH 2.00%, 05/06/2027(a)		13,000	10,488,091
2.25%, 05/03/2028(a)		200	153,984

			13,522,559

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	5,542	4,544,440
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	5,389,539

			9,933,979

Consumer Cyclical - Other – 0.1%
Castle UK Finco PLC 4.829% (EURIBOR 3 Month + 5.25%), 05/15/2028(d)		130	114,556
NAC Aviation 29 DAC 4.75%, 06/30/2026(f)	U.S.$	5,085	4,220,260
Travel + Leisure Co. 6.625%, 07/31/2026(a)		135	128,940

			4,463,756

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		7,914	6,702,634
Stonegate Pub Co. Financing PLC 8.25%, 07/31/2025(a)	GBP	5,175	5,760,670

			12,463,304

Consumer Cyclical - Retailers – 0.0%
Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	140	118,052
Levi Strauss & Co. 3.50%, 03/01/2031(a)		3,163	2,592,355

	Principal Amount (000)		U.S. $ Value

Maxeda DIY Holding BV 5.875%, 10/01/2026 (a)	EUR	100	$73,725

			2,784,132

Consumer Non-Cyclical – 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	3,143	3,109,849
5.875%, 02/15/2028(a)		140	130,915
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	12,097	11,791,735
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	865,745
4.375%, 01/15/2028(a)		100	89,160
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)		5,880	5,086,583
Grifols SA 1.625%, 02/15/2025(a)		2,846	2,730,415
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	12,296	10,881,316
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029	EUR	11,490	8,973,053

			43,658,771

Other Industrial – 0.1%
Belden, Inc. 3.375%, 07/15/2027(a)		8,406	7,569,240

Services – 0.6%
Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	9,112	8,098,960
Chicago Parking Meters LLC 4.93%, 12/30/2025(g)		16,500	16,440,386
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	8,815	7,620,622

			32,159,968

Technology – 0.0%
Cedacri Mergeco SpA 4.625% (EURIBOR 3 Month + 4.62%), 05/15/2028(a) (d)		2,835	2,763,330

Transportation - Services – 0.0%
Kapla Holding SAS 3.25% (EURIBOR 3 Month + 3.25%), 12/15/2026(a) (d)		100	89,101

			212,109,660

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 1.3%
Banking – 0.9%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(c)	U.S.$	100	$73,775
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	11,344,230
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)		11,289	10,301,213
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		9,793	9,393,769
5.71%, 01/15/2026(a)		5,580	5,306,928
Societe Generale SA 7.875%, 12/18/2023(a) (c)		15,565	15,273,156

			51,693,071

Finance – 0.1%
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)		195	159,149
SLM Corp. 4.20%, 10/29/2025		6,276	5,718,247

			5,877,396

Other Finance – 0.1%
Motion Finco SARL 7.00%, 05/15/2025(a)	EUR	5,545	5,499,164

REITs – 0.2%
Neinor Homes SA 4.50%, 10/15/2026(a)		100	85,018
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	89,991
Vivion Investments SARL 3.00%, 08/08/2024(a) (e)		7,500	6,809,627
3.50%, 11/01/2025(a)		3,300	2,938,366

			9,923,002

			72,992,633

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		6,200	5,006,099
Vistra Corp. 7.00%, 12/15/2026(a) (c)	U.S.$	100	91,000

			5,097,099

Total Corporates - Non-Investment Grade (cost $358,650,224)			290,199,392

	Principal Amount (000)		U.S. $ Value

MORTGAGE PASS-THROUGHS – 4.0%
Agency Fixed Rate 30-Year – 4.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	U.S.$	13,789	$13,438,502
Series 2020 2.50%, 07/01/2050		14,969	13,657,311
3.50%, 01/01/2050		10,739	10,479,972
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		7,515	7,690,962
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		7	7,972
Series 2007 5.50%, 09/01/2036-08/01/2037		11	11,249
Series 2008 5.50%, 03/01/2037-05/01/2038		981	1,055,327
Series 2012 3.50%, 02/01/2042-01/01/2043		23,962	23,550,055
Series 2013 3.50%, 04/01/2043		11,109	10,912,815
Series 2017 3.50%, 06/01/2047-01/01/2048		203	198,525
Series 2018 3.50%, 01/01/2048-05/01/2048		12,975	12,660,536
4.50%, 09/01/2048-12/01/2048		15,919	16,271,494
Series 2020 2.50%, 07/01/2050		32,482	29,696,677
3.50%, 01/01/2050		16,931	16,501,240
Government National Mortgage Association Series 2022 4.50%, 09/01/2052, TBA		40,927	41,208,537
Uniform Mortgage-Backed Security Series 2022 3.00%, 07/01/2052, TBA		35,030	32,602,509
2.50%, 07/01/2052, TBA		2,750	2,471,464

Total Mortgage Pass-Throughs (cost $245,132,917)			232,415,147

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.8%
Risk Share Floating Rate – 3.7%
Bellemeade Re Ltd. Series 2018-1A, Class M2 4.524% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)		779	772,763
Series 2019-1A, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		4,341	4,327,028
Series 2019-2A, Class M1C 3.624% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		8,716	8,628,171
Series 2019-2A, Class M2 4.724% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,612,013

	Principal Amount (000)		U.S. $ Value

Series 2019-3A, Class M1B 3.224% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)	U.S.$	3,643	$3,628,247
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		10,500	10,301,456
Series 2019-4A, Class M1C 4.124% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		5,676	5,586,313
Series 2020-3A, Class M1C 5.324% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (d)		4,776	4,814,247
Series 2021-3A, Class A2 1.926% (SOFR + 1.00%), 09/25/2031(a) (d)		7,225	7,124,839
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 3.924% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		490	489,548
Series 2019-R03, Class 1M2 3.774% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		349	347,960
Series 2019-R06, Class 2M2 3.724% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)		398	397,788
Series 2019-R07, Class 1M2 3.724% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		954	947,308
Series 2020-R01, Class 1M2 3.674% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		2,724	2,666,289
Series 2021-R01, Class 1M1 1.676% (SOFR + 0.75%), 10/25/2041(a) (d)		470	466,662
Series 2021-R01, Class 1M2 2.476% (SOFR + 1.55%), 10/25/2041(a) (d)		878	829,278
Series 2022-R01, Class 1M2 2.826% (SOFR + 1.90%), 12/25/2041(a) (d)		10,564	9,485,847
Eagle Re Ltd. Series 2018-1, Class M1 3.324% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (d)		4,843	4,823,481
Series 2021-2, Class M1B 2.976% (SOFR + 2.05%), 04/25/2034(a) (d)		3,700	3,518,121
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		4,282	4,308,696

	Principal Amount (000)		U.S. $ Value

Series 2014-DN3, Class M3 5.624% (LIBOR 1 Month + 4.00%), 08/25/2024(d)	U.S.$	3,122	$3,145,857
Series 2014-HQ2, Class M3 5.374% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		697	704,774
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		4,015	4,051,291
Series 2015-HQA1, Class M3 6.324% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		811	826,932
Series 2015-HQA2, Class M3 6.424% (LIBOR 1 Month + 4.80%), 05/25/2028(d)		3,814	3,910,510
Series 2017-HQA2, Class M2B 4.274% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,476,067
Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		847	841,806
Series 2019-DNA4, Class M2 3.574% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		792	784,484
Series 2020-DNA1, Class M2 3.32% (LIBOR 1 Month + 1.70%), 01/25/2050(d)		550	544,183
Series 2020-HQA2, Class M2 4.724% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		2,086	2,069,007
Series 2021-DNA5, Class M2 2.576% (SOFR + 1.65%), 01/25/2034(a) (d)		3,828	3,692,175
Series 2021-DNA6, Class M1 1.726% (SOFR + 0.80%), 10/25/2041(a) (d)		730	707,874
Series 2021-DNA6, Class M2 2.426% (SOFR + 1.50%), 10/25/2041(a) (d)		11,395	10,413,809
Series 2021-DNA7, Class M2 2.726% (SOFR + 1.80%), 11/25/2041(a) (d)		13,277	11,769,614
Series 2021-HQA4, Class M1 1.876% (SOFR + 0.95%), 12/25/2041(a) (d)		7,113	6,731,134
Series 2021-HQA4, Class M2 3.276% (SOFR + 2.35%), 12/25/2041(a) (d)		13,864	12,174,252
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M2 6.874% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		111	113,692

	Principal Amount (000)		U.S. $ Value

Series 2014-C01, Class M2 6.024% (LIBOR 1 Month + 4.40%), 01/25/2024(d)	U.S.$	445	$455,472
Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		1,534	1,577,307
Series 2014-C04, Class 2M2 6.624% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		912	920,293
Series 2015-C01, Class 1M2 5.924% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		2,053	2,074,089
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		1,763	1,771,806
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		405	409,607
Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,150	1,200,971
Series 2015-C04, Class 2M2 7.174% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		6,154	6,355,630
Series 2016-C01, Class 2M2 8.574% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		971	1,017,367
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		2,699	2,804,401
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		7,528	7,842,717
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		2,638	2,661,563
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,187	1,189,568
Series 2018-C01, Class 1B1 5.174% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,468,561
Series 2021-R02, Class 2M2 2.926% (SOFR + 2.00%), 11/25/2041(a) (d)		7,361	6,581,859
Home Re Ltd. Series 2020-1, Class M1B 4.874% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (d)		560	559,003
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.124% (LIBOR 1 Month + 5.50%), 10/25/2025(d) (h)		1,677	1,632,126

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (d)	U.S.$	5,335	$5,207,986
Series 2019-3R, Class A 4.352% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (d)		396	393,105
Radnor Re Ltd. Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		4,623	4,606,546
Series 2019-2, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		5,840	5,817,172
Triangle Re Ltd. Series 2021-3, Class M1A 2.826% (SOFR + 1.90%), 02/25/2034(a) (d)		10,230	9,996,837

			214,577,502

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,352	859,756
Series 2006-26CB, Class A6 6.25%, 09/25/2036		114	68,042
Series 2006-26CB, Class A8 6.25%, 09/25/2036		427	254,180
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		692	537,938
Series 2007-15CB, Class A19 5.75%, 07/25/2037		271	187,384
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		809	464,595
Series 2007-HY4, Class 1A1 2.92%, 09/25/2047		258	234,057
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.313%, 03/25/2037		123	109,947
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		491	237,687
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		558	511,780
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.767%, 12/28/2037		876	827,133

			4,292,499

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 1.874% (LIBOR 1 Month + 0.25%), 04/25/2037(d)	U.S.$	542	$151,453

Total Collateralized Mortgage Obligations (cost $227,008,241)			219,021,454

QUASI-SOVEREIGNS – 2.0%
Quasi-Sovereign Bonds – 2.0%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		980	877,100
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	332,144
4.70%, 05/07/2050(a)		370	301,550

			1,510,794

China – 1.6%
China Development Bank Series 1904 3.68%, 02/26/2026	CNY	598,250	92,070,857
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	800	693,464
4.875%, 03/14/2025(a)		230	233,974

			92,998,295

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	226,219
3.50%, 01/12/2062(a)		350	285,315

			511,534

India – 0.0%
Indian Railway Finance Corp. Ltd. 3.249%, 02/13/2030(a)		250	217,156

Indonesia – 0.0%
Pertamina Persero PT 1.40%, 02/09/2026(a)		770	680,572
4.15%, 02/25/2060(a)		410	301,215
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	441,830

			1,423,617

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.75%, 05/12/2025(a)		310	308,605
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	407,052

	Principal Amount (000)		U.S. $ Value

KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)	U.S.$	240	$171,840

			887,497

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	851,870

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		13,520	10,349,560
4.677%, 02/09/2051(a)		430	288,718
4.688%, 05/15/2029(a)		1,010	904,140
5.00%, 09/29/2036(a)		3,634	3,188,835

			14,731,253

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061(a)		240	188,895
Banco Nacional de Panama 2.50%, 08/11/2030(a)		1,040	816,400

			1,005,295

Qatar – 0.0%
Qatar Energy 2.25%, 07/12/2031(a)		540	461,700
Qatar Energy 3.30%, 07/12/2051(a)		500	386,969

			848,669

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	258,998
4.60%, 11/02/2047(a)		250	235,906
Abu Dhabi Ports Co. PJSC 2.50%, 05/06/2031(a)		500	426,812
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		800	734,150
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)		440	358,683
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	440,797
Series G 2.50%, 06/03/2031(a)		690	595,470

			3,050,816

Total Quasi-Sovereigns (cost $115,732,876)			118,036,796

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 2.325% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)	U.S.$	14,000	$13,563,289
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.325% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)		6,275	5,894,441
BHMS Series 2018-ATLS, Class A 2.574% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (d)		13,884	13,348,244
BHP Trust Series 2019-BXHP, Class C 2.846% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (d)		5,180	4,893,695
BX Trust Series 2018-EXCL, Class A 2.412% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (d)		5,722	5,478,699
DBWF Mortgage Trust Series 2018-GLKS, Class A 2.625% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		18,535	17,975,945
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 3.274% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,768,882
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.824% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (d)		12,593	12,403,782
Series 2022-JERI, Class A 2.68% (SOFR + 1.40%), 01/15/2039(a) (d)		8,113	7,771,043

			86,098,020

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.804%, 02/10/2036(a)		9,098	8,249,457
Commercial Mortgage Trust Series 2012-CR3, Class D 4.95%, 10/15/2045(a)		2,322	1,811,160
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		446	440,716
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.302%, 08/10/2044(a)		205	87,168
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,771,588

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047	U.S.$	6,329	$6,142,035

			21,502,124

Total Commercial Mortgage-Backed Securities (cost $111,282,487)			107,600,144

COVERED BONDS – 1.8%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	17,195	16,679,436
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	17,265,874
Commonwealth Bank Of Australia 0.125%, 10/15/2029(a)		17,890	16,109,318
DNB Boligkreditt AS 0.625%, 06/19/2025(a)		4,436	4,522,397
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	16,298,208
National Bank of Canada 0.01%, 09/29/2026(a)		7,000	6,816,301
Nationwide Building Society 0.625%, 03/25/2027(a)		4,570	4,519,846
Royal Bank of Canada 0.01%, 01/21/2027(a)		3,100	2,991,539
0.125%, 04/26/2027(a)		20,240	19,530,042

Total Covered Bonds (cost $114,421,393)			104,732,961

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
AGL CLO 16 Ltd. Series 2021-16A, Class A 1.378% (LIBOR 3 Month + 1.13%), 01/20/2035(a) (d)	U.S.$	700	671,302
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B 2.713% (LIBOR 3 Month + 1.65%), 07/20/2034(a) (d)		1,600	1,502,899
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.964% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (d)		4,580	4,320,035
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 3.846% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (d)		500	471,013
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 2.844% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (d)		4,035	3,886,746

	Principal Amount (000)		U.S. $ Value

Kings Park CLO Ltd. Series 2021-1A, Class A 1.478% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (d)	U.S.$	700	$675,071
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.224% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,519	17,177,995
Neuberger Berman Loan Advisers Euro CLO 3 DAC Series 2022-3A, Class D 3.20% (EURIBOR 3 Month + 3.20%), 10/25/2034(a) (d)	EUR	437	386,232
New Mountain CLO 3 Ltd. Series CLO-3A, Class B1 2.763% (LIBOR 3 Month + 1.70%), 10/20/2034(a) (d)	U.S.$	5,734	5,363,326
OCP CLO Ltd. Series 2020-18A, Class AR 2.153% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (d)		3,453	3,355,581
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 2.635% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,793,271
OZLM XVIII Ltd. Series 2018-18A, Class A 2.064% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)		17,040	16,642,576
Peace Park CLO Ltd. Series 2021-1A, Class A 2.193% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (d)		4,620	4,474,133
Pikes Peak CLO 8 Series 2021-8A, Class A 2.233% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (d)		14,279	13,810,674
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 2.213% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (d)		450	430,435
Rockford Tower CLO Ltd. Series 2018-2A, Class A 2.223% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,322,716
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 2.293% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,426,822

Total Collateralized Loan Obligations (cost $97,676,085)			94,710,827

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 1.1%
Chile – 0.0%
Chile Government International Bond 2.45%, 01/31/2031	U.S.$	250	$213,094
2.55%, 01/27/2032		250	212,312
3.10%, 05/07/2041-01/22/2061		480	341,828

			767,234

Colombia – 0.1%
Colombia Government International Bond 3.875%, 04/25/2027		5,118	4,515,995

Germany – 0.0%
Kreditanstalt fuer Wiederaufbau 3.20%, 09/11/2026	AUD	1,008	676,986

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	1,045	806,805
5.25%, 06/16/2029(a)		310	308,871

			1,115,676

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,474,743
2.15%, 07/28/2031	U.S.$	1,030	844,713
3.20%, 09/23/2061		640	452,070
3.375%, 07/30/2025(a)	EUR	10,564	11,124,513
3.55%, 03/31/2032	U.S.$	200	181,772
4.125%, 01/15/2025(a)		590	587,898
4.30%, 03/31/2052		200	175,022

			17,840,731

Mexico – 0.3%
Mexico Government International Bond 2.659%, 05/24/2031		400	329,200
3.771%, 05/24/2061		8,275	5,357,028
4.28%, 08/14/2041		11,296	8,943,608

			14,629,836

Panama – 0.3%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	413,750
Panama Government International Bond 2.252%, 09/29/2032		408	318,954
3.875%, 03/17/2028		920	878,197
6.70%, 01/26/2036		12,960	14,035,680

			15,646,581

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026		380	353,115

Philippines – 0.1%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,351,008
3.229%, 03/29/2027		205	197,847
3.556%, 09/29/2032		205	189,135
4.20%, 03/29/2047		205	178,196

			1,916,186

	Principal Amount (000)		U.S. $ Value

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)	U.S.$	1,110	$1,098,900
4.40%, 04/16/2050(a)		490	469,788

			1,568,688

Romania – 0.0%
Romanian Government International Bond 3.00%, 02/14/2031(a)		250	192,313
3.625%, 03/27/2032(a)		256	199,888
5.25%, 11/25/2027(a)		514	489,585

			881,786

Saudi Arabia – 0.0%
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	364,450
3.75%, 01/21/2055(a)		970	794,188

			1,158,638

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 10/27/2027-01/23/2031		690	697,623

Total Governments - Sovereign Bonds (cost $73,705,012)			61,769,075

GOVERNMENTS - SOVEREIGN AGENCIES – 1.0%
Canada – 0.8%
Canada Housing Trust No.1 1.55%, 12/15/2026(a)	CAD	49,400	35,452,993
2.35%, 06/15/2027(a)		14,610	10,793,905

			46,246,898

Japan – 0.2%
Development Bank of Japan, Inc. Series G 0.875%, 10/10/2025(a)	EUR	5,600	5,707,021
0.01%, 10/15/2024(a)		7,071	7,157,227

			12,864,248

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	260,034

Total Governments - Sovereign Agencies (cost $66,286,863)			59,371,180

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.7%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,279	$3,316,225
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		4,883	4,403,489
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		927	806,954

			8,526,668

Capital Goods – 0.3%
Cemex SAB de CV 5.45%, 11/19/2029(a)		9,430	8,487,000
Embraer Netherlands Finance BV 5.40%, 02/01/2027		5,972	5,639,061
6.95%, 01/17/2028(a)		3,805	3,683,240
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	39,251

			17,848,552

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	682,328

Consumer Cyclical - Other – 0.1%
Allwyn Entertainment Finance (UK) PLC 4.125% (EURIBOR 3 Month + 4.12%), 02/15/2028(d)	EUR	4,602	4,383,997
Studio City Finance Ltd. 6.50%, 01/15/2028(a)	U.S.$	3,465	1,949,062
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		3,203	1,973,048

			8,306,107

Consumer Non-Cyclical – 0.0%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		2,089	1,838,059
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (g) (h) (i) (j)		4,300	430

			1,838,489

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,453	2,900,520
Greenko Dutch BV 3.85%, 03/29/2026(a)		388	328,830
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	189,737

	Principal Amount (000)		U.S. $ Value

Leviathan Bond Ltd. 6.125%, 06/30/2025(a)	U.S.$	3,835	$3,601,610

			7,020,697

Services – 0.0%
MercadoLibre, Inc. 3.125%, 01/14/2031		367	264,309

			44,487,150

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	2,971,069
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,113	887,777
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		1,155	1,111,196

			4,970,042

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (k)		4,985	153,734
5.25%, 12/27/2033(a) (k)		1,623	35,796
7.125%, 12/26/2046(a) (k)		2,302	70,342

			259,872

Total Emerging Markets - Corporate Bonds (cost $76,040,187)			49,717,064

SUPRANATIONALS – 0.7%
Supranational – 0.7%
European Investment Bank 0.75%, 07/15/2027	AUD	15,292	8,912,633
1.80%, 01/19/2027		19,295	12,032,318
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,601,557
2.70%, 01/29/2026		2,485	1,642,732
International Bank for Reconstruction & Development Series G 0.00%, 01/15/2027	EUR	14,647	14,245,196

Total Supranationals (cost $43,833,307)			38,434,436

INFLATION-LINKED SECURITIES – 0.6%
United States – 0.6%

U.S. Treasury Inflation Index 0.125%, 10/15/2026 (TIPS) (cost $35,514,813)	U.S.$	33,222	32,902,459

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.5%
Canada – 0.5%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	28,190	$20,443,676
Province of Quebec Canada 3.65%, 05/20/2032		10,105	7,670,474

Total Local Governments - Provincial Bonds (cost $30,697,217)			28,114,150

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.4%
Japan – 0.4%

Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $26,950,266)	EUR	23,092	22,260,748

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.50%, 02/22/2029(a)	U.S.$	6,682	5,806,241

El Salvador – 0.0%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		5,715	1,869,162

Ivory Coast – 0.1%
Ivory Coast Government International Bond
4.875%, 01/30/2032(a)	EUR	3,350	2,517,343
5.875%, 10/17/2031(a)		4,855	3,975,795

			6,493,138

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	6,578	4,646,946

Total Emerging Markets - Sovereigns (cost $26,112,034)			18,815,487

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		7,116	7,094,166
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,732,874
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	2,960,140

Total Asset-Backed Securities (cost $18,286,452)			16,787,180

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 4.416% (LIBOR 1 Month + 2.75%), 02/05/2025(l)	U.S.$	1,204	$1,139,750

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 4.810% (LIBOR 1 Month + 3.75%), 11/16/2025(l)		5,087	4,736,303

Total Bank Loans (cost $6,247,534)			5,876,053

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.0%
Nordic Aviation Capital DAC(f) (g) (i)		85,874	2,060,976

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(f) (g) (i)		2,703	2,656,691

			4,717,667

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	597,592
SandRidge Energy, Inc.(i)		4,459	69,873

			667,465

Total Common Stocks (cost $10,075,182)			5,385,132

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(f) (g) (i)		27	0
Flexpath Capital, Inc., expiring 04/15/2031(f) (g) (i)		42,267	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(i)		3,861	116
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(i)		1,625	81

Total Warrants (cost $27,079)			197

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.8%

AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(m) (n) (o) (cost $103,759,249)		103,759,249	103,759,249

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, Grand Cayman 0.25%, 07/01/2022	NZD	324	$202,388
0.52%, 07/01/2022	GBP	6	7,356
Citibank, London (0.78)%, 07/01/2022	EUR	1,832	1,919,423
JPMorgan Chase, New York 0.91%, 07/01/2022	U.S.$	6,969	6,968,739

Total Time Deposits (cost $9,097,906)			9,097,906

Total Short-Term Investments (cost $112,857,155)			112,857,155

Total Investments – 100.4% (cost $6,641,504,220)(p)			5,833,680,573
Other assets less liabilities – (0.4)%			(23,958,892)

Net Assets – 100.0%			$5,809,721,681

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	11	September 2022	$964,722	$(14,955)
10 Yr Canadian Bond Futures	7	September 2022	674,278	(20,867)
Euro-BOBL Futures	687	September 2022	89,409,552	(115,495)
Euro-Bund Futures	484	September 2022	75,462,375	(879,377)
Euro-BUXL 30 Yr Bond Futures	7	September 2022	1,199,819	(38,229)
Euro-Schatz Futures	51	September 2022	5,833,304	(6,015)
U.S. 10 Yr Ultra Futures	754	September 2022	96,040,750	1,439,219
U.S. Long Bond (CBT) Futures	38	September 2022	5,267,750	(62,523)
U.S. T-Note 2 Yr (CBT) Futures	43	September 2022	9,030,672	(25,531)
U.S. T-Note 10 Yr (CBT) Futures	23	September 2022	2,726,219	(33,844)
U.S. Ultra Bond (CBT) Futures	34	September 2022	5,247,688	(160,906)
Sold Contracts
10 Yr Canadian Bond Futures	220	September 2022	21,191,579	656,308
Euro-BOBL Futures	36	September 2022	4,685,217	14,902
Euro-OAT Futures	443	September 2022	64,311,422	561,607
Japan 10 Yr Bond (OSE) Futures	169	September 2022	185,105,321	(450,398)
Long Gilt Futures	1,881	September 2022	260,984,706	9,087,303
U.S. 10 Yr Ultra Bond Futures	11	September 2022	1,401,125	23,109
U.S. T-Note 5 Yr (CBT) Futures	107	September 2022	12,010,750	(85,266)

				$9,889,042

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	75,672	USD	54,505	07/21/2022	$2,267,905
Australia and New Zealand Banking Group Ltd.	EUR	18,128	USD	19,338	07/28/2022	310,653
Bank of America, NA	BRL	298,619	USD	58,297	07/05/2022	1,237,242
Bank of America, NA	BRL	300,426	USD	57,355	07/05/2022	(49,865)
Bank of America, NA	USD	57,010	BRL	298,619	07/05/2022	49,565
Bank of America, NA	USD	58,233	BRL	300,426	07/05/2022	(828,417)
Bank of America, NA	USD	58,336	SGD	80,897	07/08/2022	(107,929)
Bank of America, NA	JPY	14,820,351	USD	109,354	07/15/2022	61,544
Bank of America, NA	MXN	1,235,068	USD	59,414	07/20/2022	(1,832,900)
Bank of America, NA	AUD	90,001	USD	61,919	07/21/2022	(210,586)
Bank of America, NA	USD	16,433	EUR	15,281	07/28/2022	(394,619)
Bank of America, NA	USD	55,396	NOK	553,755	09/22/2022	926,444
Bank of America, NA	USD	116,079	SEK	1,179,847	09/22/2022	(347,644)
Barclays Bank PLC	USD	59,126	INR	4,627,552	07/07/2022	(538,580)
Barclays Bank PLC	SGD	83,372	USD	60,420	07/08/2022	409,408
Barclays Bank PLC	CNH	66,119	USD	9,829	07/21/2022	(48,726)
Barclays Bank PLC	KRW	76,075,792	USD	58,888	07/27/2022	(155,038)
Barclays Bank PLC	TWD	1,712,606	USD	57,839	07/27/2022	163,407
Barclays Bank PLC	USD	61,613	KRW	77,130,724	07/27/2022	(1,751,706)
Barclays Bank PLC	EUR	65,905	USD	70,566	07/28/2022	1,393,049
Barclays Bank PLC	GBP	146,921	USD	184,159	08/25/2022	5,135,596
Barclays Bank PLC	MYR	120,125	USD	27,200	12/15/2022	2,463
BNP Paribas SA	USD	128,267	SGD	175,455	07/08/2022	(1,976,737)
BNP Paribas SA	COP	225,990,481	USD	59,096	07/15/2022	4,759,483
BNP Paribas SA	USD	55,488	COP	224,583,105	07/15/2022	(1,489,802)
BNP Paribas SA	MXN	2,363,446	USD	118,968	07/20/2022	1,765,000
BNP Paribas SA	MXN	1,235,174	USD	61,042	07/20/2022	(209,844)
BNP Paribas SA	USD	61,057	MXN	1,234,273	07/20/2022	150,881
BNP Paribas SA	USD	60,655	MXN	1,217,342	07/20/2022	(287,111)
BNP Paribas SA	CAD	78,859	USD	61,344	07/21/2022	79,588
BNP Paribas SA	USD	181,859	AUD	262,495	07/21/2022	(653,212)
BNP Paribas SA	USD	8,977	CNH	59,718	07/21/2022	(55,101)
BNP Paribas SA	EUR	52,142	USD	55,837	07/28/2022	1,110,233
BNP Paribas SA	USD	40,247	EUR	38,268	07/28/2022	(82,187)
BNP Paribas SA	USD	30,586	IDR	444,444,507	07/28/2022	(877,227)
BNP Paribas SA	THB	675,325	USD	19,318	08/10/2022	185,757
BNP Paribas SA	USD	59,811	NZD	95,320	08/26/2022	(312,792)
Brown Brothers Harriman & Co.	AUD	306	USD	220	07/21/2022	9,416
Brown Brothers Harriman & Co.	EUR	33,532	USD	35,506	07/28/2022	312,235
Brown Brothers Harriman & Co.	USD	1,524	EUR	1,444	07/28/2022	(8,799)
Brown Brothers Harriman & Co.	USD	368	GBP	299	08/25/2022	(3,540)
Citibank, NA	BRL	319,662	USD	65,041	07/05/2022	3,960,146
Citibank, NA	BRL	617,406	USD	117,870	07/05/2022	(102,477)
Citibank, NA	USD	61,028	BRL	319,662	07/05/2022	53,058
Citibank, NA	USD	127,729	BRL	617,406	07/05/2022	(9,756,436)
Citibank, NA	USD	63,074	CHF	59,230	07/13/2022	(1,001,418)
Citibank, NA	CLP	50,274,859	USD	60,907	07/15/2022	6,233,654
Citibank, NA	USD	85,869	CLP	73,774,277	07/15/2022	(5,640,064)
Citibank, NA	USD	280,220	CNH	1,887,870	07/21/2022	1,813,114
Citibank, NA	KRW	97,638,357	USD	76,444	07/27/2022	666,558
Citibank, NA	TWD	618,462	USD	21,257	07/27/2022	428,538
Citibank, NA	USD	37,471	KRW	46,252,362	07/27/2022	(1,574,880)
Citibank, NA	EUR	46,812	USD	50,309	07/28/2022	1,176,302
Citibank, NA	IDR	886,576,790	USD	60,187	07/28/2022	924,432
Citibank, NA	USD	54,872	EUR	52,542	07/28/2022	274,709
Citibank, NA	USD	58,788	ZAR	942,835	08/18/2022	(1,107,541)
Credit Suisse International	NOK	561,381	USD	56,289	09/22/2022	(809,049)
Deutsche Bank AG	BRL	298,807	USD	56,846	07/05/2022	(249,285)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	57,046	BRL	298,807	07/05/2022	$49,596
Deutsche Bank AG	USD	10,793	AUD	15,292	07/21/2022	(236,222)
Deutsche Bank AG	USD	3,175	CNH	21,114	07/21/2022	(20,842)
Deutsche Bank AG	EUR	371,073	USD	392,350	07/28/2022	2,881,029
Deutsche Bank AG	USD	56,392	BRL	298,807	08/02/2022	198,721
Goldman Sachs Bank USA	JPY	25,781,921	USD	203,281	07/15/2022	13,152,930
Goldman Sachs Bank USA	USD	54,977	AUD	77,638	07/21/2022	(1,382,053)
Goldman Sachs Bank USA	USD	61,687	TWD	1,830,259	07/27/2022	(49,090)
Goldman Sachs Bank USA	EUR	20,267	USD	21,428	07/28/2022	155,883
HSBC Bank USA	BRL	294,521	USD	56,228	07/05/2022	(48,885)
HSBC Bank USA	USD	57,170	BRL	294,521	07/05/2022	(893,405)
HSBC Bank USA	INR	4,670,759	USD	59,708	07/07/2022	573,589
HSBC Bank USA	USD	60,894	SGD	83,371	07/08/2022	(884,629)
HSBC Bank USA	CLP	49,266,608	USD	58,974	07/15/2022	5,396,301
HSBC Bank USA	JPY	12,692,590	USD	98,118	07/15/2022	4,516,494
HSBC Bank USA	JPY	3,663,790	USD	26,938	07/15/2022	(80,347)
HSBC Bank USA	AUD	104,908	USD	72,741	07/21/2022	320,901
HSBC Bank USA	USD	56,594	CNH	381,037	07/21/2022	329,911
HSBC Bank USA	TWD	3,010,920	USD	102,442	07/27/2022	1,042,778
HSBC Bank USA	USD	24,988	KRW	30,834,908	07/27/2022	(1,056,704)
HSBC Bank USA	USD	59,867	TWD	1,745,309	07/27/2022	(1,089,999)
HSBC Bank USA	IDR	1,825,488,961	USD	123,959	07/28/2022	1,935,136
HSBC Bank USA	USD	36,882	EUR	34,786	07/28/2022	(371,551)
HSBC Bank USA	USD	50,000	IDR	732,225,000	07/28/2022	(1,054,692)
HSBC Bank USA	NZD	184,834	USD	119,345	08/26/2022	3,973,838
JPMorgan Chase Bank, NA	PLN	249,265	USD	55,439	07/07/2022	(168,335)
JPMorgan Chase Bank, NA	SGD	256,956	USD	184,343	07/08/2022	(609,780)
JPMorgan Chase Bank, NA	USD	58,859	SGD	81,509	07/08/2022	(190,183)
JPMorgan Chase Bank, NA	CHF	118,734	USD	122,147	07/13/2022	(2,284,430)
JPMorgan Chase Bank, NA	USD	63,862	JPY	8,290,173	07/15/2022	(2,725,859)
JPMorgan Chase Bank, NA	USD	60,522	MXN	1,220,738	07/20/2022	14,316
JPMorgan Chase Bank, NA	AUD	68,248	USD	48,685	07/21/2022	1,571,832
JPMorgan Chase Bank, NA	CAD	10,104	USD	7,883	07/21/2022	32,726
JPMorgan Chase Bank, NA	USD	13,307	CAD	17,210	07/21/2022	62,459
JPMorgan Chase Bank, NA	USD	67,506	CAD	85,671	07/21/2022	(950,081)
JPMorgan Chase Bank, NA	USD	60,815	KRW	76,852,343	07/27/2022	(1,170,001)
JPMorgan Chase Bank, NA	USD	10,383	EUR	9,927	07/28/2022	35,461
JPMorgan Chase Bank, NA	USD	17,020	EUR	16,141	07/28/2022	(78,758)
JPMorgan Chase Bank, NA	USD	70,892	IDR	1,027,052,701	07/28/2022	(2,239,297)
JPMorgan Chase Bank, NA	ZAR	937,921	USD	57,372	08/18/2022	(7,009)
Morgan Stanley Capital Services LLC	PLN	538,376	USD	120,066	07/07/2022	(37,526)
Morgan Stanley Capital Services LLC	USD	64,292	INR	4,921,608	07/07/2022	(1,982,257)
Morgan Stanley Capital Services LLC	USD	60,196	PLN	267,235	07/07/2022	(580,266)
Morgan Stanley Capital Services LLC	AUD	656,850	USD	470,786	07/21/2022	17,349,497
Morgan Stanley Capital Services LLC	CNH	2,505,491	USD	366,471	07/21/2022	(7,829,562)
Morgan Stanley Capital Services LLC	USD	3,703	AUD	5,235	07/21/2022	(89,482)
Morgan Stanley Capital Services LLC	EUR	9,639	USD	10,174	07/28/2022	57,726
Morgan Stanley Capital Services LLC	EUR	27,253	USD	28,476	07/28/2022	(128,112)
Morgan Stanley Capital Services LLC	USD	18,650	EUR	17,448	07/28/2022	(336,687)
Royal Bank of Scotland PLC	USD	64,242	JPY	8,717,300	07/15/2022	43,246
Royal Bank of Scotland PLC	CAD	63,068	USD	48,991	07/21/2022	(4,986)
Royal Bank of Scotland PLC	EUR	39,781	USD	41,587	07/28/2022	(166,229)
Royal Bank of Scotland PLC	NZD	89,437	USD	56,218	08/26/2022	392,136
Standard Chartered Bank	BRL	295,265	USD	60,112	07/05/2022	3,693,365
Standard Chartered Bank	USD	56,370	BRL	295,265	07/05/2022	49,008
Standard Chartered Bank	INR	4,878,622	USD	63,425	07/07/2022	1,659,626

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	28,811	JPY	3,742,107	07/15/2022	$(1,215,118)
Standard Chartered Bank	KRW	56,670,500	USD	45,000	07/27/2022	1,018,011
Standard Chartered Bank	USD	57,049	KRW	74,081,554	07/27/2022	445,565
Standard Chartered Bank	USD	60,964	TWD	1,758,047	07/27/2022	(1,757,930)
Standard Chartered Bank	USD	75,809	IDR	1,092,573,421	07/28/2022	(2,776,252)
Standard Chartered Bank	USD	57,512	INR	4,579,070	09/28/2022	13,583
UBS AG	CHF	57,646	USD	60,021	07/13/2022	(391,367)
UBS AG	USD	59,928	CHF	58,262	07/13/2022	1,129,593
UBS AG	USD	62,589	CHF	59,012	07/13/2022	(745,194)
UBS AG	CLP	52,047,132	USD	62,626	07/15/2022	6,024,860
UBS AG	CLP	53,136,671	USD	56,671	07/15/2022	(1,115,107)
UBS AG	JPY	15,057,642	USD	112,485	07/15/2022	1,443,050
UBS AG	USD	90,975	CLP	77,530,365	07/15/2022	(6,661,149)
UBS AG	MXN	1,231,730	USD	62,670	07/20/2022	1,589,037
UBS AG	USD	60,162	MXN	1,211,279	07/20/2022	(95,113)
UBS AG	CAD	263,247	USD	210,510	07/21/2022	5,996,770
UBS AG	EUR	52,349	USD	56,132	07/28/2022	1,188,126
UBS AG	USD	23,099	EUR	21,855	07/28/2022	(159,837)
UBS AG	EUR	368,115	USD	387,252	09/09/2022	(394,746)
UBS AG	SEK	595,433	USD	58,436	09/22/2022	30,466
UBS AG	USD	56,325	SEK	567,041	09/22/2022	(704,126)
UBS AG	EUR	368,115	USD	387,496	09/23/2022	(543,337)

						$36,457,899

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
iTraxx Europe Series 37, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.80%	EUR	120	$(3,706)	$781	$(4,487)
iTraxx Europe Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.80	EUR	7,980	(246,477)	(155,754)	(90,723)

						$(250,183)	$(154,973)	$(95,210)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(872,853)	$—	$(872,853)
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(2,477,606)	—	(2,477,606)
GBP	1,290	01/14/2027	1.139%	1 DAY SONIA	Annual	87,494	—	87,494
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	9,828	—	9,828

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	70,942	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	$(718,836)	$—	$(718,836)
EUR	54,178	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(632,795)	—	(632,795)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	(11,747)	1	(11,748)
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	786	9,466	(8,680)
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(20,624,822)	—	(20,624,822)
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	19,171,186	—	19,171,186
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(21,191,059)	—	(21,191,059)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	20,502,995	357,073	20,145,922
GBP	80	01/14/2052	1 DAY SONIA	0.942%	Annual	(25,468)	—	(25,468)
GBP	140	01/31/2052	1 DAY SONIA	1.068%	Annual	(39,984)	—	(39,984)

						$(6,822,881)	$366,540	$(7,189,421)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	949	$(217,029)	$(100,393)	$(116,636)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,359	(997,741)	(589,294)	(408,447)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,550	(583,678)	(137,566)	(446,112)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,667	(1,297,063)	(765,185)	(531,878)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(10,572)	(3,028)	(7,544)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	492	$(112,545)	$(54,296)	$(58,249)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	539	(123,276)	(56,339)	(66,937)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	213	(48,672)	(21,633)	(27,039)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	243	(55,674)	(20,534)	(35,140)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	487	(111,348)	(45,262)	(66,086)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	486	(111,148)	(41,753)	(69,395)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	854	(195,286)	(86,172)	(109,114)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,405	(321,355)	(142,750)	(178,605)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,099	(251,431)	(61,197)	(190,234)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,362	(540,576)	(131,574)	(409,002)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,917	(667,688)	(237,453)	(430,235)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,359	(997,741)	(325,535)	(672,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,719	(1,995,481)	(630,330)	(1,365,151)

						$(8,638,304)	$(3,450,294)	$(5,188,010)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate		Maturity	U.S. $ Value at June 30, 2022
Credit Suisse Securities (USA)	EUR	7,649	(1.25	)%*	07/01/2022	$7,635,567
Credit Suisse Securities (USA)	EUR	5,611	(6.00	)%*	07/01/2022	5,863,387
Credit Suisse Securities (USA)†	EUR	7,240	(1.25	)%*	—	7,586,906
Credit Suisse Securities (USA)†	EUR	5,503	(6.00	)%*	—	5,766,345

						$26,852,205

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2022.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$13,353,251	$13,498,954	$0	$0	$26,852,205

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $2,690,074,035 or 46.3% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.124%, 10/25/2025	09/18/2015	$1,676,604	$1,632,126	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,111,196	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 - 09/23/2014	3,886,876	430	0.00%

(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.

(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,750,949 and gross unrealized depreciation of investments was $(956,700,296), resulting in net unrealized depreciation of $(773,949,347).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

June 30, 2022 (unaudited)

45.7%	United States
8.3%	Australia
8.2%	Japan
6.7%	Germany
5.0%	United Kingdom
4.3%	Italy
3.4%	Canada
3.1%	China
2.2%	Austria
1.2%	Spain
1.1%	France
0.8%	Switzerland
0.8%	Mexico
7.2%	Other
2.0%	Short-Term

100.0%	Total Investments

[1]

All data are as of June 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Belgium, Brazil, Chile, Colombia, Denmark, Dominican Republic, El Salvador, Finland, Guatemala, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Netherlands, New Zealand, Nigeria, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, South Korea, Sweden, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$-0-	$2,873,988,929	$-0-		$2,873,988,929
Corporates - Investment Grade	-0-	1,340,684,607	-0-		1,340,684,607
Corporates - Non-Investment Grade	-0-	285,979,132	4,220,260		290,199,392
Mortgage Pass - Throughs	-0-	232,415,147	-0-		232,415,147
Collateralized Mortgage Obligations	-0-	219,021,454	-0-		219,021,454
Quasi-Sovereigns	-0-	118,036,796	-0-		118,036,796
Commercial Mortgage - Backed Securities	-0-	107,600,144	-0-		107,600,144
Covered Bonds	-0-	104,732,961	-0-		104,732,961
Collateralized Loan Obligations	-0-	94,710,827	-0-		94,710,827
Governments - Sovereign Bonds	-0-	61,769,075	-0-		61,769,075
Governments - Sovereign Agencies	-0-	59,371,180	-0-		59,371,180
Emerging Markets - Corporate Bonds	-0-	49,716,634	430		49,717,064
Supranationals	-0-	38,434,436	-0-		38,434,436
Inflation-Linked Securities	-0-	32,902,459	-0-		32,902,459
Local Governments - Provincial Bonds	-0-	28,114,150	-0-		28,114,150
Local Governments - Regional Bonds	-0-	22,260,748	-0-		22,260,748
Emerging Markets - Sovereigns	-0-	18,815,487	-0-		18,815,487
Asset-Backed Securities	-0-	16,787,180	-0-		16,787,180
Bank Loans	-0-	5,876,053	-0-		5,876,053
Common Stocks	667,465	-0-	4,717,667		5,385,132
Warrants	197	-0-	0	#	197
Short-Term Investments:
Investment Companies	103,759,249	-0-	-0-		103,759,249
Time Deposits	-0-	9,097,906	-0-		9,097,906

Total Investments in Securities	104,426,911	5,720,315,305	8,938,357		5,833,680,573
Other Financial Instruments*:
Assets
Futures	11,782,448	-0-	-0-		11,782,448
Forward Currency Exchange Contracts	-0-	114,227,946	-0-		114,227,946
Centrally Cleared Interest Rate Swaps	-0-	39,772,289	-0-		39,772,289
Liabilities
Futures	(1,893,406)	-0-	-0-		(1,893,406)
Forward Currency Exchange Contracts	-0-	(77,770,047)	-0-		(77,770,047)
Centrally Cleared Credit Default Swaps	-0-	(250,183)	-0-		(250,183)
Centrally Cleared Interest Rate Swaps	-0-	(46,595,170)	-0-		(46,595,170)
Credit Default Swaps	-0-	(8,638,304)	-0-		(8,638,304)
Reverse Repurchase Agreements	(26,852,205)	-0-	-0-		(26,852,205)

Total	$87,463,748	$5,741,061,836	$8,938,357		$5,837,463,941

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

Fund	Market Value 9/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money
Market Portfolio	$66,333	$2,003,637	$1,966,211	$103,759	$144